UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2023

Date of reporting period:	2/28/2023

Item 1 – Reports to Stockholders

PGIM SHORT DURATION HIGH YIELD INCOME FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:
We hope you find the semiannual report for the PGIM Short Duration High Yield Income Fund informative and useful. The report covers performance for the six-month period ended February 28, 2023.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration High Yield Income Fund

April 14, 2023

PGIM Short Duration High Yield Income Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/23	Average Annual Total Returns as of 2/28/23

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	1.75	-4.80	2.77	3.25	—

Class C	1.37	-4.26	2.47	2.72	—

Class Z	1.88	-2.48	3.50	3.75	—

Class R6	1.90	-2.43	3.55	N/A	3.79 (10/27/2014)

Bloomberg US High Yield Ba/B Rated 1-5 Year 1% Capped Index

	3.44	-1.54	3.37	3.77	—

Average Annual Total Returns as of 2/28/23 Since Inception (%)

Class R6 (10/27/2014)

Bloomberg US High Yield Ba/B Rated 1-5 Year 1% Capped Index	3.49

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	2.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg US High Yield Ba/B Rated 1–5 Year 1% Capped Index—The Bloomberg US High Yield Ba/B Rated 1–5 Year 1% Capped Index (the Index) represents the performance of US short duration, higher-rated high yield bonds.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Short Duration High Yield Income Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/23 (%)

AAA	6.9

A	0.1

BBB	5.1

BB	36.5

B	36.7

CCC	6.5

D	0.1

Not Rated	1.7

Cash/Cash Equivalents	6.4

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.25	7.16	7.13

Class C	0.22	6.56	6.51

Class Z	0.26	7.59	7.55

Class R6	0.26	7.64	7.62

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Short Duration High Yield Income Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration High Yield Income Fund		Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,017.50	1.00%	$5.00

	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

Class C	Actual	$1,000.00	$1,013.70	1.75%	$8.74

	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75

Class Z	Actual	$1,000.00	$1,018.80	0.75%	$3.75

	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

Class R6	Actual	$1,000.00	$1,019.00	0.70%	$3.50

	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2023, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 91.8%

ASSET-BACKED SECURITIES 3.3%

Collateralized Loan Obligations

BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.035%(c)	08/20/32	20,000	$19,698,002
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	5.808(c)	10/20/30	5,000	4,959,928
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	5.865(c)	07/27/31	5,237	5,191,827
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	6.148(c)	07/20/32	7,000	6,924,338
Guggenheim CLO STAT Ltd. (Cayman Islands), Series 2022-01A, Class A1A, 144A, 3 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	6.709(c)	10/25/31	25,000	25,175,762
KKR Static CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)	6.738(c)	10/20/31	40,000	40,053,096
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.948(c)	10/15/32	7,500	7,423,047
Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	5.928(c)	04/25/31	9,400	9,290,380
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.948(c)	01/20/31	14,250	14,174,573
TSTAT Ltd. (Bermuda),
Series 2022-02A, Class A1, 144A, 3 Month SOFR +
2.370% (Cap N/A, Floor 2.370%)	6.883(c)	01/20/31	24,000	24,063,058

TOTAL ASSET-BACKED SECURITIES
(cost $156,086,041)				156,954,011

CORPORATE BONDS 77.1%

Aerospace & Defense 2.2%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	15,150	14,146,313
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	17,950	17,575,383
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	8,866	8,866,000

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    9

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%	02/01/29	3,650	$3,590,688
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	14,075	13,934,250
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A	7.500	04/15/25	6,286	6,279,767
TransDigm UK Holdings PLC,
Gtd. Notes	6.875	05/15/26	8,575	8,371,344

TransDigm, Inc.,
Gtd. Notes	5.500	11/15/27	20,458	18,823,155
Gtd. Notes(a)	7.500	03/15/27	6,788	6,711,730
Sr. Sec’d. Notes, 144A	6.250	03/15/26	8,475	8,367,926

				106,666,556

Airlines 1.0%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	2,925	2,863,003
Sr. Sec’d. Notes, 144A(a)	11.750	07/15/25	3,896	4,268,737
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.500	04/20/26	39,069	37,885,209
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	596	553,976
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	3,427	3,227,681

				48,798,606

Apparel 0.3%

Hanesbrands, Inc.,
Gtd. Notes, 144A(a)	4.875	05/15/26	6,625	6,115,868
William Carter Co. (The),
Gtd. Notes, 144A	5.625	03/15/27	7,740	7,459,254

				13,575,122

Auto Manufacturers 0.5%

Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.750	10/01/27	5,024	4,676,060
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	1,750	1,528,536
Sr. Unsec’d. Notes	4.125	08/17/27	250	223,059
Sr. Unsec’d. Notes	4.950	05/28/27	2,300	2,143,765

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	5.584%	03/18/24	1,525	$1,511,814
Sr. Unsec’d. Notes(a)	6.950	03/06/26	3,800	3,811,003
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A	7.750	10/15/25	6,625	6,525,625
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	3,950	3,605,740

				24,025,602

Auto Parts & Equipment 0.6%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A(a)	4.875	08/15/26	6,695	6,176,138
Sr. Sec’d. Notes, 144A	7.000	04/15/28	3,300	3,300,000
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	1,341	1,269,874
Gtd. Notes(a)	6.500	04/01/27	4,444	4,099,861
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	9,473	9,259,857
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	1,400	1,292,082
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	2,300	2,179,402

				27,577,214

Banks 0.5%

Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN	3.625	09/09/24	4,375	4,132,931
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	3,925	3,351,478
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	6.125	09/14/23	16,300	16,226,650

				23,711,059

Building Materials 1.1%

Cemex SAB de CV (Mexico),
Gtd. Notes, 144A	7.375	06/05/27	1,885	1,906,677
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	5,175	4,961,468
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	450	404,438

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    11

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

JELD-WEN, Inc., (cont’d.)
Gtd. Notes, 144A(a)	4.875%	12/15/27	5,820	$4,857,676
Sr. Sec’d. Notes, 144A(a)	6.250	05/15/25	1,850	1,801,745
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28	2,376	2,221,560
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	6,375	5,722,983
Sr. Unsec’d. Notes, 144A(a)	5.000	02/15/27	35,138	32,499,933
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	6.500	03/15/27	280	274,200

				54,650,680

Chemicals 2.3%

Avient Corp.,
Sr. Unsec’d. Notes, 144A(a)	5.750	05/15/25	27,462	27,011,700
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A(a)	6.750	08/15/24	6,000	5,743,079
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	9,350	9,198,063
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	3,481	2,913,038
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A	7.250	04/01/25	16,813	16,003,581
SPCM SA (France),
Sr. Unsec’d. Notes, 144A	3.125	03/15/27	18,392	15,840,110
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000	12/16/27	4,161	4,244,557
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750	07/15/25	4,070	610,500
Sr. Sec’d. Notes, 144A	9.500	07/01/25	25,261	19,261,513
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	4,615	4,242,277
Sr. Sec’d. Notes, 144A	5.625	10/01/24	3,935	3,943,941

				109,012,359

Commercial Services 3.9%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.500	03/01/28	5,453	5,035,879
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	6.625	07/15/26	60,146	57,172,095

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Allied Universal Holdco LLC/Allied Universal Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	9.750%	07/15/27		10,774	$9,886,673
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		10,366	8,655,610
Sr. Sec’d. Notes, 144A	4.625	06/01/28		3,625	2,990,625
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	5.625	04/15/26		19,350	18,225,694
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27		14,280	13,053,382
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28		1,020	907,907
Gtd. Notes, 144A(a)	5.750	07/15/27		6,575	6,209,091
Gtd. Notes, 144A	5.750	07/15/27		13,920	13,103,862
Avis Budget Finance PLC,
Gtd. Notes	4.750	01/30/26	EUR	1,825	1,861,494
Brink’s Co. (The),
Gtd. Notes, 144A(a)	4.625	10/15/27		1,311	1,192,347
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27		11,216	10,568,056
Hertz Corp. (The),
Gtd. Notes, 144A(a)	4.625	12/01/26		2,025	1,815,007
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28		6,250	4,722,649
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A(a)	9.750	08/15/26		32,143	32,322,718

					187,723,089

Computers 0.5%

CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26		2,100	1,916,250
NCR Corp.,
Gtd. Notes, 144A(a)	5.750	09/01/27		11,625	11,314,150
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25		12,417	12,295,692

					25,526,092

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    13

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Distribution/Wholesale 0.3%

H&E Equipment Services, Inc., Gtd. Notes, 144A
	3.875%	12/15/28	18,099	$15,586,717

Diversified Financial Services 3.4%

Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	4.750	12/15/24	20,365	18,870,149
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	950	845,500
Gtd. Notes, 144A(a)	5.375	12/01/24	27,557	26,248,042
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	14,375	8,512,893
LFS Topco LLC,
Gtd. Notes, 144A	5.875	10/15/26	11,200	9,673,168
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	5.500	08/15/28	9,470	8,054,792
Gtd. Notes, 144A	6.000	01/15/27	5,875	5,422,400
Navient Corp.,
Sr. Unsec’d. Notes	6.750	06/25/25	1,575	1,552,932
Sr. Unsec’d. Notes, MTN	6.125	03/25/24	14,883	14,776,962
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	200	168,459
Gtd. Notes	3.875	09/15/28	2,525	2,019,194
Gtd. Notes(a)	6.125	03/15/24	1,000	988,390
Gtd. Notes	6.875	03/15/25	17,747	17,399,074
Gtd. Notes(a)	7.125	03/15/26	17,838	17,438,494
Gtd. Notes	8.250	10/01/23	4,775	4,819,290
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.375	10/15/25	11,575	10,554,316
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A(a)	2.875	10/15/26	8,069	6,957,567
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	7.875	05/01/27	6,404	6,131,830

				160,433,452

Electric 2.1%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	11,960	10,769,286
Sr. Sec’d. Notes, 144A(a)	5.250	06/01/26	7,765	7,444,830
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	15,847	14,054,847

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

NRG Energy, Inc.,
Gtd. Notes(a)	5.750%	01/15/28	10,298	$9,706,394
Gtd. Notes	6.625	01/15/27	2,376	2,372,085
Gtd. Notes, 144A	5.250	06/15/29	7,000	6,226,862
PG&E Corp.,
Sr. Sec’d. Notes(a)	5.000	07/01/28	4,825	4,402,373
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	5.000	07/31/27	17,366	16,140,978
Gtd. Notes, 144A(a)	5.500	09/01/26	9,867	9,442,424
Gtd. Notes, 144A	5.625	02/15/27	19,008	18,033,468

				98,593,547

Electrical Components & Equipment 0.8%

Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	6.500	12/31/27	15,343	14,729,983
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	21,498	21,720,467
Gtd. Notes, 144A(a)	7.250	06/15/28	2,802	2,847,014

				39,297,464

Electronics 0.4%

Likewize Corp.,
Sr. Sec’d. Notes, 144A	9.750	10/15/25	16,109	15,092,057
Sensata Technologies BV,
Gtd. Notes, 144A(a)	5.000	10/01/25	3,495	3,425,100
Gtd. Notes, 144A	5.625	11/01/24	1,050	1,050,000

				19,567,157

Energy-Alternate Sources 0.1%

Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A(a)
	6.500	01/15/26	5,525	5,182,436

Engineering & Construction 0.2%

AECOM,
Gtd. Notes	5.125	03/15/27	5,815	5,573,347
Artera Services LLC,
Sr. Sec’d. Notes, 144A(a)	9.033	12/04/25	2,025	1,740,777

				7,314,124

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    15

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment 3.0%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000%	06/15/26	2,036	$1,046,059
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	47,157	46,797,790
Sr. Sec’d. Notes, 144A	7.000	02/15/30	14,275	14,376,364
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	11,865	11,423,905
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26	13,666	13,699,675
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	4,725	4,381,304
Sr. Sec’d. Notes, 144A	6.250	01/15/27	9,300	9,090,750
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/25	658	659,645
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	4,000	3,638,912
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	2,300	2,088,901
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A(a)	6.625	11/15/27	7,575	7,006,875
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	20,083	18,603,057
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.625	07/01/25	11,910	12,182,034

				144,995,271

Environmental Control 0.0%

GFL Environmental, Inc. (Canada), Gtd. Notes, 144A(a)
	4.000	08/01/28	1,700	1,479,000

Foods 2.8%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250	03/15/26	1,423	1,306,271
Gtd. Notes, 144A	4.625	01/15/27	18,925	17,786,036
Gtd. Notes, 144A	6.500	02/15/28	4,900	4,871,863
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	24,430	22,124,640
Gtd. Notes(a)	5.250	09/15/27	20,026	16,157,910
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A(a)	7.500	04/15/25	23,836	23,223,504

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500%	11/04/27	GBP	3,900	$3,602,776
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A(a)	5.875	09/30/27		28,360	27,796,280
Post Holdings, Inc.,
Gtd. Notes, 144A(a)	5.625	01/15/28		13,921	13,358,003
US Foods, Inc.,
Sr. Sec’d. Notes, 144A	6.250	04/15/25		5,850	5,844,619

					136,071,902

Gas 0.7%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		13,749	13,092,647
Sr. Unsec’d. Notes	5.625	05/20/24		2,993	2,926,729
Sr. Unsec’d. Notes	5.750	05/20/27		7,954	7,358,508
Sr. Unsec’d. Notes	5.875	08/20/26		11,889	11,211,058

					34,588,942

Healthcare-Services 2.4%

Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A	8.500	05/01/26		3,584	2,942,997
HCA, Inc.,
Gtd. Notes	7.050	12/01/27		15,705	16,495,222
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27		24,830	20,939,381
Sr. Sec’d. Notes, 144A(a)	6.750	04/15/25		7,725	7,365,450
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	7.250	11/01/25		41,378	37,068,856
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A(a)	9.750	12/01/26		21,883	18,649,139
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28		968	895,931
Sec’d. Notes(a)	6.250	02/01/27		6,450	6,283,144
Sr. Sec’d. Notes	4.250	06/01/29		425	372,103
Sr. Sec’d. Notes	4.625	06/15/28		4,025	3,653,313
Sr. Sec’d. Notes(a)	4.875	01/01/26		2,500	2,387,439
Sr. Sec’d. Notes	5.125	11/01/27		192	180,503

					117,233,478

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    17

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders 4.6%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.625%	01/15/28	3,885	$3,519,543
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	16,812	14,951,910
Gtd. Notes(a)	6.750	03/15/25	12,045	11,964,024
Gtd. Notes	7.250	10/15/29	6,417	5,756,717
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(a)	6.250	09/15/27	31,689	27,728,509
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	9,196	8,956,097
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	34,212	30,448,680
Forestar Group, Inc., Gtd. Notes, 144A	3.850	05/15/26	18,060	15,872,604
Gtd. Notes, 144A	5.000	03/01/28	3,150	2,728,484
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	8,974	8,067,763
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	33,644	29,950,562
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	5,200	5,194,387
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	02/15/28	6,075	5,401,327
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	11,259	9,851,658
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.750	01/15/28	2,218	2,093,527
Gtd. Notes, 144A	5.875	06/15/27	8,681	8,315,020
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	6,397	6,365,655
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	21,693	20,138,369
Gtd. Notes	5.700	06/15/28	2,393	2,233,291

				219,538,127

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Household Products/Wares 0.1%

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A(a)	7.000%	12/31/27	3,000	$2,580,000
Sr. Sec’d. Notes, 144A	5.000	12/31/26	900	816,750

				3,396,750

Housewares 0.1%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	1,050	857,099
Gtd. Notes(a)	4.500	10/15/29	4,700	4,074,303

				4,931,402

Internet 1.8%

Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	11,805	9,634,858
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A(a)	3.500	05/01/26	1,150	1,048,587
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	47,505	46,122,733
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A(a)	5.250	12/01/27	15,010	14,208,958
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., Sr. Sec’d. Notes, 144A	4.750	04/30/27	16,180	14,202,663

				85,217,799

Iron/Steel 0.2%

Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	6,361	6,209,449
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A	6.750	03/15/26	2,800	2,829,410

				9,038,859

Leisure Time 1.0%

NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	6,775	5,860,375
Sr. Sec’d. Notes, 144A	8.375	02/01/28	2,475	2,507,484
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A(a)	7.250	01/15/30	2,075	2,080,188
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	11,244	9,866,610

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    19

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Royal Caribbean Cruises Ltd., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	5.500%	04/01/28	1,875	$1,630,078
Sr. Unsec’d. Notes, 144A(a)	11.625	08/15/27	23,000	24,430,370
Viking Cruises Ltd., Gtd. Notes, 144A	6.250	05/15/25	3,000	2,760,000

				49,135,105

Lodging 2.6%

Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	8,661	7,610,581
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	2.900	06/25/25	900	833,172
Sr. Unsec’d. Notes	3.500	08/18/26	700	640,227
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	12,877	11,986,706
Gtd. Notes(a)	4.750	10/15/28	13,964	12,514,549
Gtd. Notes(a)	5.500	04/15/27	17,000	16,154,597
Gtd. Notes	5.750	06/15/25	965	946,604
Gtd. Notes(a)	6.750	05/01/25	13,821	13,837,833
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	5.875	05/15/25	22,995	21,889,338
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/26	26,232	23,805,540
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	12,650	10,942,250
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	2,337	1,974,765

				123,136,162

Machinery-Diversified 1.3%

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(a)	10.125	08/01/24	38,660	37,557,859
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	26,957	24,463,478

				62,021,337

Media 10.2%

AMC Networks, Inc., Gtd. Notes	5.000	04/01/24	7,200	7,191,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000	02/01/28	25,695	23,303,153

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.125%	05/01/27	57,054	$52,737,321
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	22,529	21,712,985
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	02/01/28	18,600	15,517,497
Gtd. Notes, 144A	5.500	04/15/27	45,376	39,540,046
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	12,585	8,418,729
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A (original cost $15,609,994;
purchased 07/18/19 - 07/05/22)(f)	5.375	08/15/26	18,919	2,108,627
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	35,466	35,462,835
Gtd. Notes(a)	5.875	11/15/24	15,902	14,866,649
Gtd. Notes	7.750	07/01/26	44,200	34,278,506
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	7,925	8,035,698
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	37,012	33,558,074
Gtd. Notes, 144A(a)	7.000	05/15/27	2,000	1,810,178
iHeartCommunications, Inc., Gtd. Notes(a)	8.375	05/01/27	16,615	14,606,409
Sr. Sec’d. Notes(a)	6.375	05/01/26	24,523	23,101,183
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	23,983	22,033,065
Nexstar Media, Inc., Gtd. Notes, 144A(a)	5.625	07/15/27	40,350	37,473,529
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A(a)	4.500	09/15/26	24,349	18,237,245
Sinclair Television Group, Inc.,
Gtd. Notes, 144A (original cost $2,834,450; purchased 09/01/21 - 05/02/22)(a)(f)	5.125	02/15/27	3,020	2,643,100
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25	53,476	52,038,495
Sr. Sec’d. Notes, 144A	6.625	06/01/27	12,490	11,903,759
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.125	04/15/27	412	385,220
Gtd. Notes, 144A(a)	5.375	06/15/24	7,288	7,206,010

				488,169,313

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    21

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 2.2%

Constellium SE, Gtd. Notes, 144A	5.875%	02/15/26	4,486	$4,368,243
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	6.500	03/01/24	9,069	8,978,310
Gtd. Notes, 144A	6.875	03/01/26	800	752,500
Gtd. Notes, 144A	6.875	10/15/27	1,600	1,497,000
Gtd. Notes, 144A	7.500	04/01/25	18,338	17,797,029
Freeport-McMoRan, Inc., Gtd. Notes	3.875	03/15/23	15,235	15,221,556
Gtd. Notes	4.375	08/01/28	1,820	1,694,327
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	20,285	18,152,438
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	5,550	4,800,750
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	25,674	22,614,870
Gtd. Notes, 144A(a)	4.750	01/30/30	12,094	10,619,519

				106,496,542

Miscellaneous Manufacturing 0.2%

Amsted Industries, Inc., Gtd. Notes, 144A
	5.625	07/01/27	11,046	10,582,554

Oil & Gas 3.9%

Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	10,425	10,015,696
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)	10,985	74,698
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	7.000	11/01/26	1,750	1,698,645
Gtd. Notes, 144A	9.000	11/01/27	7,789	9,525,122
Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	18,792	19,355,760
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26	2,425	2,369,300
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.375	06/15/26	14,500	14,104,349
Sr. Sec’d. Notes, 144A	7.000	06/15/25	9,285	9,137,896

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

CNX Resources Corp., Gtd. Notes, 144A	7.250%	03/14/27		6,675	$6,621,521
Crescent Energy Finance LLC, Sr. Unsec’d. Notes, 144A	9.250	02/15/28		1,675	1,632,502
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		11,943	11,510,217
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	02/01/29		1,200	1,088,953
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		1,000	930,569
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	7.125	02/01/27		15,478	15,741,126
Nabors Industries Ltd., Gtd. Notes, 144A	7.250	01/15/26		6,225	5,905,969
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		4,190	3,997,482
Gtd. Notes, 144A	7.375	05/15/27		7,625	7,335,441
Occidental Petroleum Corp., Sr. Unsec’d. Notes(a)	5.875	09/01/25		4,250	4,249,967
Sr. Unsec’d. Notes	6.950	07/01/24		83	83,869
Sr. Unsec’d. Notes	7.150	05/15/28		5,000	5,206,353
Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27		11,915	11,080,950
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26		8,221	7,984,646
Preem Holdings AB (Sweden),
Sr. Unsec’d. Notes, 144A (original cost $11,693,074; purchased 06/14/22)(f)	12.000	06/30/27	EUR	11,700	13,167,096
Range Resources Corp., Gtd. Notes	4.875	05/15/25		6,078	5,932,202
Southwestern Energy Co., Gtd. Notes(a)	5.375	02/01/29		2,475	2,315,948
Gtd. Notes	5.375	03/15/30		5,600	5,118,549
Gtd. Notes	8.375	09/15/28		3,284	3,434,263
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.875	03/15/28		865	833,269
Gtd. Notes(a)	6.000	04/15/27		6,575	6,459,143

					186,911,501

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    23

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers 1.8%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 144A(a)	4.125%	08/15/26	5,553	$5,039,347
Sr. Unsec’d. Notes, 144A(a)	5.250	08/15/27	3,150	2,594,812
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	11,950	10,349,577
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	17,732	15,356,799
LABL, Inc., Sr. Sec’d. Notes, 144A(a)	5.875	11/01/28	10,900	9,454,545
Sr. Sec’d. Notes, 144A	6.750	07/15/26	7,075	6,752,845
Sr. Unsec’d. Notes, 144A(a)	10.500	07/15/27	1,950	1,820,127
Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	08/15/26	5,275	5,308,575
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25	5,435	5,385,870
Gtd. Notes, 144A(a)	6.625	05/13/27	563	549,137
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A(a)	4.000	10/15/27	2,675	2,331,768
Sealed Air Corp., Gtd. Notes, 144A(a)	6.125	02/01/28	1,275	1,255,540
Trident TPI Holdings, Inc., Gtd. Notes, 144A	6.625	11/01/25	19,422	17,872,290
Gtd. Notes, 144A	9.250	08/01/24	2,000	1,986,786

				86,058,018

Pharmaceuticals 1.5%

AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	14,451	13,332,414
Bausch Health Americas, Inc., Gtd. Notes, 144A(a)	8.500	01/31/27	38,200	20,072,542
Bausch Health Cos., Inc., Gtd. Notes, 144A(a)	5.000	01/30/28	4,150	1,805,250
Gtd. Notes, 144A(a)	7.000	01/15/28	3,468	1,543,260
Sr. Sec’d. Notes, 144A	4.875	06/01/28	784	487,546

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Sec’d. Notes, 144A	4.125%	04/30/28	4,200	$3,705,673
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	36,954	29,706,718

				70,653,403

Pipelines 1.5%

Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	03/01/27	2,200	2,077,384
Gtd. Notes, 144A	7.875	05/15/26	24,275	24,576,909
EQM Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.125	12/01/26	3,729	3,319,903
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	920	887,845
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	925	876,836
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	6,197	5,921,655
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	7,020	6,499,231
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	5,265	4,736,571
Gtd. Notes, 144A	6.000	03/01/27	9,092	8,443,271
Gtd. Notes, 144A	7.500	10/01/25	6,562	6,535,376
Western Midstream Operating LP, Sr. Unsec’d. Notes(a)	3.350	02/01/25	3,180	3,014,860
Sr. Unsec’d. Notes	3.950	06/01/25	3,050	2,902,724

				69,792,565

Real Estate 1.4%

Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(a)	7.875	11/15/25	37,434	33,883,198
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	8,150	8,050,364
Howard Hughes Corp. (The), Gtd. Notes, 144A(a)	5.375	08/01/28	27,588	24,994,903

				66,928,465

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    25

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 4.8%

Diversified Healthcare Trust,
Gtd. Notes	4.375%	03/01/31		675	$472,753
Gtd. Notes	9.750	06/15/25		22,528	21,858,870
Sr. Unsec’d. Notes	4.750	05/01/24		10,585	9,409,849
Sr. Unsec’d. Notes(a)	4.750	02/15/28		2,200	1,435,638
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	0.993	10/15/26	EUR	1,900	1,481,248
Gtd. Notes(a)	5.000	10/15/27		18,263	15,077,016
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		23,254	23,371,356
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	4.750	10/15/27		12,414	11,415,251
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26		650	614,411
SBA Communications Corp., Sr. Unsec’d. Notes(a)	3.875	02/15/27		21,953	19,851,697
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		97,660	99,582,925
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500	02/15/28		5,700	5,701,678
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.250	12/01/26		4,290	3,982,980
Gtd. Notes, 144A	4.500	09/01/26		10,120	9,446,540
Gtd. Notes, 144A	5.625	05/01/24		5,088	5,052,063

					228,754,275

Retail 1.9%

1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.375	01/15/28		4,150	3,709,063
Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,900	1,694,971
At Home Group, Inc., Sr. Sec’d. Notes, 144A(a)	4.875	07/15/28		725	536,588
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		7,503	7,320,234
Sr. Unsec’d. Notes	3.875	05/15/23		6,835	6,800,985
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.375	02/07/25	EUR	5,307	4,900,851
Sr. Sec’d. Notes(a)	6.250	10/30/25	EUR	6,809	6,354,272

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

eG Global Finance PLC (United Kingdom), (cont’d.)
Sr. Sec’d. Notes, 144A(a)	6.750%	02/07/25	23,050	$20,745,000
Sr. Sec’d. Notes, 144A	8.500	10/30/25	17,426	15,686,885
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A	5.375	04/01/26	2,800	2,524,150
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	13,845	13,503,864
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	2,450	2,329,348
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%(a)	8.250	03/15/26	5,000	4,718,874

				90,825,085

Software 1.9%

Boxer Parent Co., Inc., Sec’d. Notes, 144A	9.125	03/01/26	650	634,946
Sr. Sec’d. Notes, 144A	7.125	10/02/25	16,590	16,464,177
Camelot Finance SA, Sr. Sec’d. Notes, 144A(a)	4.500	11/01/26	66,801	61,456,920
Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A(a)	3.875	07/01/28	6,185	5,339,531
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	8,000	7,539,048

				91,434,622

Telecommunications 4.8%

Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	32,099	30,012,565
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica), Gtd. Notes, 144A	8.000	12/31/26	3,128	1,372,869
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	11,761	5,750,540
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	15,663	13,526,958
Sr. Sec’d. Notes, 144A	8.750	05/25/24	14,353	12,469,222
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	11,300	4,405,588

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    27

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	6.500%	10/15/26	16,620	$15,539,700
Sr. Sec’d. Notes, 144A(a)	7.000	10/15/28	4,425	4,048,875
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes^(a)	5.500	08/01/23(d)	6,971	7
Level 3 Financing, Inc., Gtd. Notes, 144A	4.250	07/01/28	10,200	6,956,941
Gtd. Notes, 144A(a)	4.625	09/15/27	10,980	8,203,494
Sr. Sec’d. Notes, 144A	3.400	03/01/27	20,922	17,623,546
Sprint LLC, Gtd. Notes	7.125	06/15/24	11,700	11,850,056
Gtd. Notes	7.625	02/15/25	2,215	2,270,538
Gtd. Notes	7.625	03/01/26	4,500	4,672,318
Gtd. Notes	7.875	09/15/23	32,839	33,158,983
T-Mobile USA, Inc., Gtd. Notes	2.625	04/15/26	1,052	963,414
Viasat, Inc., Sr. Sec’d. Notes, 144A(a)	5.625	04/15/27	7,282	6,641,703
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	39,389	36,503,453
Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	4.000	03/01/27	19,999	15,360,191

				231,330,961

Transportation 0.1%

XPO Escrow Sub LLC, Gtd. Notes, 144A
	7.500	11/15/27	2,625	2,673,020

Trucking & Leasing 0.1%

Fortress Transportation & Infrastructure Investors LLC, Gtd. Notes, 144A(a)
	5.500	05/01/28	6,125	5,495,190

TOTAL CORPORATE BONDS (cost $4,040,922,188)				3,694,130,924

FLOATING RATE AND OTHER LOANS 6.8%

Airlines 0.4%

United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	8.568(c)	04/21/28	21,415	21,364,119

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Chemicals 0.6%

Diamond BC BV, Term Loan B, 3 Month LIBOR + 2.750%	7.480%(c)	09/29/28	12,474	$12,244,004
Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 3 Month SOFR + 2.850%	7.526(c)	10/01/25	10,597	10,512,528
Venator Materials LLC, Initial Term Loan, 3 Month LIBOR + 3.000%	7.730(c)	08/08/24	9,326	6,882,650

				29,639,182

Commercial Services 0.7%

Cimpress PLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	8.135(c)	05/17/28	7,092	6,427,125
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1 Month LIBOR + 2.250%	6.885(c)	12/01/28	12,683	12,598,449
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR + 4.000%	8.635(c)	08/27/25	14,707	14,667,644

				33,693,218

Computers 0.3%

McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.418(c)	03/01/29	13,300	12,377,312

Electric 0.1%

Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	10.415(c)	07/30/26	10,368	3,423,914

Entertainment 0.2%

Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	7.620(c)	10/21/24	8,807	8,784,566

Healthcare-Services 0.3%

LifePoint Health, Inc., First Lien Term B Loan, 3 Month LIBOR + 3.750%	8.575(c)	11/16/25	14,566	13,918,496

Insurance 0.0%

Asurion LLC, New B-09 Term Loan, 1 Month LIBOR + 3.250%	7.885(c)	07/31/27	2,039	1,898,104

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    29

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Media 0.2%

CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.062%(c)	01/17/28	10,304	$9,621,610
Diamond Sports Group LLC, First Lien Term Loan, 3 Month SOFR + 8.150%	12.775(c)	05/25/26	1,828	1,699,984
Second Lien Term loan, 3 Month SOFR + 3.400%	8.025(c)	08/24/26	1,542	167,743

				11,489,337

Oil & Gas 0.5%

Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	13.815(c)	11/01/25	21,327	22,606,620

Packaging & Containers 0.4%

Trident TPI Holdings, Inc., First Lien Tranche B-3 Initial Term Loan, 3 Month LIBOR + 4.000%	8.730(c)	09/15/28	4,224	4,151,699
Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%	7.980(c)	10/17/24	14,257	14,158,063

				18,309,762

Retail 0.2%

LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	8.385(c)	12/17/27	7,819	7,122,313
White Cap Buyer LLC, Initial Closing Date Term Loan, 1 Month SOFR + 3.750%	8.368(c)	10/19/27	3,930	3,864,054

				10,986,367

Software 1.5%

Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	8.385(c)	10/02/25	18,680	18,425,377
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	10.135(c)	02/27/26	1,125	1,091,953
Camelot Co. (Luxembourg), Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	7.635(c)	10/30/26	2,609	2,597,488
Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR + 3.250%	7.867(c)	02/06/26	9,535	9,506,424
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	8.325(c)	06/13/24	26,324	24,785,161

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software (cont’d.)

Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.930%(c)	07/14/28	11,514	$9,909,255
West Technology Group LLC,
Term B-3 Loan, 3 Month SOFR + 4.250%	8.926(c)	04/10/27	6,031	5,301,778

				71,617,436

Telecommunications 1.4%

Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	7.885(c)	05/27/24	9,238	7,948,740
Intelsat Jackson Holdings SA (Luxembourg),
Term B Loan, 3 Month SOFR + 4.500%	9.082(c)	02/01/29	27,482	27,152,325
Intrado Corp.,
Initial Term Loan, 3 Month SOFR + 4.000%	8.676(c)	01/31/30	4,070	4,036,931
MLN US Holdco LLC,
Initial Term Loan, 6 Month SOFR + 6.440%	10.894(c)	10/18/27	244	232,152
Initial Term Loan (Second Out (1st Lien Roll-Up)), 6 Month SOFR + 6.700%^	11.154(c)	10/18/27	552	386,309
Term Loan, 6 Month SOFR + 0.000%	— (p)	10/18/27	4	2,960
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%	9.232(c)	03/02/29	14,091	13,923,700
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	8.635(c)	10/02/28	16,539	13,727,352

				67,410,469

TOTAL FLOATING RATE AND OTHER LOANS (cost $345,538,449)				327,518,902

SOVEREIGN BONDS 0.0%

Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	1.500(cc)	07/31/40	125	38,860
Sr. Unsec’d. Notes, 144A	2.500(cc)	07/31/35	535	186,822
Sr. Unsec’d. Notes, 144A	5.500(cc)	07/31/30	324	156,391
Sr. Unsec’d. Notes, 144A	6.608(s)	07/31/30	92	28,276

TOTAL SOVEREIGN BONDS (cost $823,593)				410,349

U.S. TREASURY OBLIGATIONS(k) 3.5%
U.S. Treasury Notes	2.500	04/30/24	52,245	50,683,772

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    31

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k) (Continued)
U.S. Treasury Notes(h)	4.250%	09/30/24	116,645	$115,328,188

TOTAL U.S. TREASURY OBLIGATIONS (cost $168,936,227)				166,011,960

			Shares

COMMON STOCKS 1.1%

Chemicals 0.1%

TPC Group, Inc.*^			319,092	6,381,840

Electric Utilities 0.1%

GenOn Energy Holdings, Inc. (Class A Stock) (original cost $4,444,497; purchased 02/28/19)*^(a)(f)			41,315	4,131,500

Gas Utilities 0.2%

Ferrellgas Partners LP (Class B Stock)^			55,306	10,443,852

Hotels, Restaurants & Leisure 0.1%

CEC Entertainment, Inc.*			366,068	5,582,537

Oil, Gas & Consumable Fuels 0.6%

Chesapeake Energy Corp.			319,821	25,844,735

Wireless Telecommunication Services 0.0%

Intelsat Jackson Holdings SA (Luxembourg)*(a)			65,184	1,597,008

TOTAL COMMON STOCKS (cost $22,895,299)				53,981,472

			Units

RIGHTS* 0.0%

Wireless Telecommunication Services

Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^(a)			6,825	65,048

See Notes to Financial Statements.

32

Description	Units	Value

RIGHTS* (Continued)

Wireless Telecommunication Services (cont’d.)

Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^(a)	6,825	$13,510

TOTAL RIGHTS (cost $0)		78,558

TOTAL LONG-TERM INVESTMENTS (cost $4,735,201,797)		4,399,086,176

	Shares

SHORT-TERM INVESTMENTS 15.8%

AFFILIATED MUTUAL FUNDS 11.4%
PGIM Core Short-Term Bond Fund(wc)	5,598,966	51,230,539
PGIM Core Ultra Short Bond Fund(wc)	50,211,258	50,211,258
PGIM Institutional Money Market Fund
(cost $442,970,444; includes $441,195,081 of cash collateral for securities on loan)(b)(wc)	443,416,739	443,283,713

TOTAL AFFILIATED MUTUAL FUNDS (cost $544,244,589)		544,725,510

UNAFFILIATED FUND 4.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $211,541,171)	211,541,171	211,541,171

TOTAL SHORT-TERM INVESTMENTS (cost $755,785,760)		756,266,681

TOTAL INVESTMENTS 107.6% (cost $5,490,987,557)		5,155,352,857
Liabilities in excess of other assets(z) (7.6)%		(364,995,080)

NET ASSETS 100.0%		$4,790,357,777

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

CDX—Credit Derivative Index

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    33

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

CVR—Contingent Value Rights

DAC—Designated Activity Company

GSI—Goldman Sachs International

iBoxx—Bond Market Indices

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

T—Swap payment upon termination

TD—The Toronto-Dominion Bank

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $21,496,764 and 0.4% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $430,559,010; cash collateral of $441,195,081 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $34,582,015. The aggregate value of $22,050,323 is 0.5% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

34

Futures contracts outstanding at February 28, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
2,251	2 Year U.S. Treasury Notes	Jun. 2023	$458,588,491	$(1,304,896)
53	5 Year Euro-Bobl	Mar. 2023	6,456,772	(248,376)
5,396	5 Year U.S. Treasury Notes	Jun. 2023	577,667,107	(2,808,504)
799	10 Year U.S. Treasury Notes	Jun. 2023	89,213,344	(221,247)
52	20 Year U.S. Treasury Bonds	Jun. 2023	6,511,375	(58,290)
51	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	6,888,187	(74,439)
3	Euro Schatz Index	Mar. 2023	333,112	(5,492)

				(4,721,244)

Short Position:
25	10 Year Euro-Bund	Mar. 2023	3,514,473	234,975

				$(4,486,269)

Forward foreign currency exchange contracts outstanding at February 28, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,

Expiring 03/02/23	TD	EUR 25,757	$27,407,001	$27,246,413	$—	$(160,588)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/02/23	BNP	GBP 4,315	$5,322,374	$5,190,930	$131,444	$—
Expiring 04/04/23	MSI	GBP 2,129	2,570,233	2,562,024	8,209	—
Euro,
Expiring 03/02/23	MSI	EUR 25,757	28,062,438	27,246,413	816,025	—
Expiring 04/04/23	TD	EUR 25,757	27,461,091	27,301,328	159,763	—

			$63,416,136	$62,300,695	1,115,441	—

					$1,115,441	$(160,588)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    35

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Credit default swap agreements outstanding at February 28, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at February 28, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices -Buy Protection(1):
CDX.NA.HY.39.V1	12/20/27	5.000%(Q)	69,225	$(1,777,388)	$(1,694,341)	$83,047

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

36

Total return swap agreements outstanding at February 28, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.550%	MSI	03/20/23	(5,520)	$(20,079)	$—	$(20,079)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.550%	BARC	03/20/23	(2,830)	(6,954)	—	(6,954)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.550%	GSI	06/20/23	(10,350)	469,518	—	469,518
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.550%	BNP	06/20/23	(8,900)	380,825	—	380,825
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.550%	GSI	09/20/23	(10,350)	464,533	—	464,533
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.550%	BNP	09/20/23	(8,900)	375,076	—	375,076

					$1,662,919	$—	$1,662,919

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$1,689,952	$(27,033)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$4,160,000	$10,911,419

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    37

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$156,954,011	$—
Corporate Bonds	—	3,694,056,219	74,705
Floating Rate and Other Loans	—	327,132,593	386,309
Sovereign Bonds	—	410,349	—
U.S. Treasury Obligations	—	166,011,960	—
Common Stocks	25,844,735	7,179,545	20,957,192
Rights	—	—	78,558
Short-Term Investments
Affiliated Mutual Funds	544,725,510	—	—
Unaffiliated Fund	211,541,171	—	—

Total	$782,111,416	$4,351,744,677	$21,496,764

Other Financial Instruments*
Assets
Futures Contracts	$234,975	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,115,441	—
Centrally Cleared Credit Default Swap Agreement	—	83,047	—
OTC Total Return Swap Agreements	—	1,689,952	—

Total	$234,975	$2,888,440	$—

Liabilities
Futures Contracts	$(4,721,244)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(160,588)	—
OTC Total Return Swap Agreements	—	(27,033)	—

Total	$(4,721,244)	$(187,621)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

38

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2023 were as follows:

Affiliated Mutual Funds (9.2% represents investments purchased with collateral from securities on loan)	11.4%
Media	10.4
Telecommunications	6.2
Real Estate Investment Trusts (REITs)	4.8
Commercial Services	4.6
Home Builders	4.6
Unaffiliated Fund	4.4
Oil & Gas	4.4
U.S. Treasury Obligations	3.5
Software	3.4
Diversified Financial Services	3.4
Collateralized Loan Obligations	3.3
Entertainment	3.2
Chemicals	3.0
Foods	2.8
Healthcare-Services	2.7
Lodging	2.6
Aerospace & Defense	2.2
Mining	2.2
Packaging & Containers	2.2
Electric	2.2
Retail	2.1
Internet	1.8
Pharmaceuticals	1.5
Pipelines	1.5
Airlines	1.4
Real Estate	1.4
Machinery-Diversified	1.3
Building Materials	1.1
Leisure Time	1.0
Electrical Components & Equipment	0.8

Computers	0.8%
Gas	0.7
Auto Parts & Equipment	0.6
Oil, Gas & Consumable Fuels	0.6
Auto Manufacturers	0.5
Banks	0.5
Electronics	0.4
Distribution/Wholesale	0.3
Apparel	0.3
Miscellaneous Manufacturing	0.2
Gas Utilities	0.2
Iron/Steel	0.2
Engineering & Construction	0.2
Hotels, Restaurants & Leisure	0.1
Trucking & Leasing	0.1
Energy-Alternate Sources	0.1
Housewares	0.1
Electric Utilities	0.1
Household Products/Wares	0.1
Transportation	0.1
Insurance	0.0	*
Wireless Telecommunication Services	0.0	*
Environmental Control	0.0	*
Sovereign Bonds	0.0	*

	107.6
Liabilities in excess of other assets	(7.6)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk, and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    39

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Fair values of derivative instruments as of February 28, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$83,047	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,115,441		Unrealized depreciation on OTC forward foreign currency exchange contracts	160,588
Interest rate contracts	Due from/to broker-variation margin futures	234,975	*	Due from/to broker-variation margin futures	4,721,244	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,689,952		Unrealized depreciation on OTC swap agreements	27,033

		$3,123,415			$4,908,865

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(241,956)
Foreign exchange contracts	—	(1,446,287)	—
Interest rate contracts	(34,156,702)	—	232,769

Total	$(34,156,702)	$(1,446,287)	$(9,187)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$608,858
Foreign exchange contracts	—	252,347	—
Interest rate contracts	(262,964)	—	1,247,771

Total	$(262,964)	$252,347	$1,856,629

See Notes to Financial Statements.

40

For the six months ended February 28, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$924,887,245

Futures Contracts - Short Positions (1)	25,011,079

Forward Foreign Currency Exchange Contracts - Purchased (2)	29,584,458

Forward Foreign Currency Exchange Contracts - Sold (2)	61,949,567

Credit Default Swap Agreements - Buy Protection (1)	45,685,000

Credit Default Swap Agreements - Sell Protection (1)	20,411,300

Total Return Swap Agreements (1)	37,836,667

*	Average volume is based on average quarter end balances as noted for the six months ended February 28, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$430,559,010	$(430,559,010)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$—	$(6,954)	$(6,954)	$—	$(6,954)
BNP	887,345	—	887,345	(887,345)	—
GSI	934,051	—	934,051	(934,051)	—
MSI	824,234	(20,079)	804,155	(804,155)	—
TD	159,763	(160,588)	(825)	—	(825)

	$2,805,393	$(187,621)	$2,617,772	$(2,625,551)	$(7,779)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    41

Statement of Assets and Liabilities   (unaudited)

as of February 28, 2023

Assets

Investments at value, including securities on loan of $430,559,010:
Unaffiliated investments (cost $4,946,742,968)	$4,610,627,347
Affiliated investments (cost $544,244,589)	544,725,510
Cash	1,203,053
Foreign currency, at value (cost $3,668,211)	3,581,356
Dividends and interest receivable	68,956,637
Receivable for investments sold	21,583,043
Receivable for Fund shares sold	16,975,617
Deposit with broker for centrally cleared/exchange-traded derivatives	4,160,000
Unrealized appreciation on OTC swap agreements	1,689,952
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,115,441
Due from broker—variation margin swaps	64,699
Due from broker—variation margin futures	11,049
Prepaid expenses and other assets	129,515

Total Assets	5,274,823,219

Liabilities

Payable to broker for collateral for securities on loan	441,195,081
Payable for Fund shares purchased	19,371,204
Payable for investments purchased	16,351,238
Accrued expenses and other liabilities	2,822,028
Management fee payable	2,363,005
Dividends payable	1,936,678
Distribution fee payable	217,051
Unrealized depreciation on OTC forward foreign currency exchange contracts	160,588
Unrealized depreciation on OTC swap agreements	27,033
Affiliated transfer agent fee payable	18,953
Directors’ fees payable	2,583

Total Liabilities	484,465,442

Net Assets	$4,790,357,777

Net assets were comprised of:
Common stock, at par	$5,927,323
Paid-in capital in excess of par	5,477,646,766
Total distributable earnings (loss)	(693,216,312)

Net assets, February 28, 2023	$4,790,357,777

See Notes to Financial Statements.

42

Class A

Net asset value and redemption price per share, ($ 366,851,989 ÷ 45,405,066 shares of common stock issued and outstanding)	$8.08

Maximum sales charge (2.25% of offering price)	0.19

Maximum offering price to public	$8.27

Class C

Net asset value, offering price and redemption price per share, ($ 190,108,925 ÷ 23,531,517 shares of common stock issued and outstanding)	$8.08

Class Z

Net asset value, offering price and redemption price per share, ($ 3,593,016,954 ÷ 444,587,770 shares of common stock issued and outstanding)	$8.08

Class R6

Net asset value, offering price and redemption price per share, ($ 640,379,909 ÷ 79,207,915 shares of common stock issued and outstanding)	$8.08

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    43

Statement of Operations  (unaudited)

Six Months Ended February 28, 2023

Net Investment Income (Loss)

Income
Interest income	$134,123,927
Unaffiliated dividend income	4,183,149
Affiliated dividend income	1,985,139
Income from securities lending, net (including affiliated income of $870,307)	958,594

Total income	141,250,809

Expenses
Management fee	16,065,047
Distribution fee(a)	1,421,730
Transfer agent’s fees and expenses (including affiliated expense of $48,393)(a)	1,858,295
Custodian and accounting fees	204,985
Registration fees(a)	135,987
Shareholders’ reports	97,001
Directors’ fees	32,257
Professional fees	22,357
Audit fee	21,324
SEC registration fees	6,739
Miscellaneous	37,445

Total expenses	19,903,167
Less: Fee waiver and/or expense reimbursement(a)	(1,101,484)

Net expenses	18,801,683

Net investment income (loss)	122,449,126

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $52,810)	(14,626,896)
Futures transactions	(34,156,702)
Forward currency contract transactions	(1,446,287)
Swap agreement transactions	(9,187)
Foreign currency transactions	10,497

(50,228,575)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $285,418)	10,643,718
Futures	(262,964)
Forward currency contracts	252,347
Swap agreements	1,856,629
Foreign currencies	(197,209)
Unfunded loan commitments	6,503

12,299,024

Net gain (loss) on investment and foreign currency transactions	(37,929,551)

Net Increase (Decrease) In Net Assets Resulting From Operations	$84,519,575

See Notes to Financial Statements.

44

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	450,502	971,228	—	—
Transfer agent’s fees and expenses	132,657	85,500	1,633,409	6,729
Registration fees	14,868	13,521	74,362	33,236
Fee waiver and/or expense reimbursement	(64,624)	(54,291)	(920,149)	(62,420)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    45

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended February 28, 2023	Year Ended August 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$122,449,126	$194,661,912
Net realized gain (loss) on investment and foreign currency transactions	(50,228,575)	(15,668,364)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,299,024	(457,336,690)

Net increase (decrease) in net assets resulting from operations	84,519,575	(278,343,142)

Dividends and Distributions

Distributions from distributable earnings
Class A	(11,201,582)	(18,739,786)
Class C	(5,309,603)	(10,158,764)
Class Z	(108,279,839)	(173,365,840)
Class R6	(25,577,718)	(46,970,983)

	(150,368,742)	(249,235,373)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,422,260,528	3,243,449,067
Net asset value of shares issued in reinvestment of dividends and distributions	136,277,948	223,900,268
Cost of shares purchased	(1,458,188,931)	(2,803,294,466)

Net increase (decrease) in net assets from Fund share transactions	100,349,545	664,054,869

Total increase (decrease)	34,500,378	136,476,354

Net Assets:

Beginning of period	4,755,857,399	4,619,381,045

End of period	$4,790,357,777	$4,755,857,399

See Notes to Financial Statements.

46

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.19		$9.08	$ 8.75	$ 8.97	$ 8.90	$ 9.06
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.32	0.35	0.42	0.43	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		(0.79)	0.41	(0.21)	0.12	(0.10)
Total from investment operations	0.14		(0.47)	0.76	0.21	0.55	0.33
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.42)	(0.43)	(0.43)	(0.48)	(0.47)
Tax return of capital distributions	-		-	-	-	-	(0.02)
Total dividends and distributions	(0.25)		(0.42)	(0.43)	(0.43)	(0.48)	(0.49)
Net asset value, end of period	$8.08		$8.19	$ 9.08	$ 8.75	$ 8.97	$ 8.90
Total Return(b):	1.75%		(5.32)%	8.90%	2.53%	6.43%	3.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$366,852		$374,112	$398,715	$321,482	$270,853	$273,521
Average net assets (000)	$363,389		$387,572	$356,899	$290,219	$252,620	$303,566
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.04	%(d)	1.04%	1.04%	1.07%	1.08%	1.07%
Net investment income (loss)	5.03	%(d)	3.73%	3.86%	4.89%	4.81%	4.80%
Portfolio turnover rate(e)	18%		43%	67%	65%	49%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    47

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$ 8.19		$9.08	$ 8.75	$ 8.97	$ 8.90	$ 9.06
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.26	0.28	0.36	0.36	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		(0.80)	0.42	(0.21)	0.13	(0.10)
Total from investment operations	0.11		(0.54)	0.70	0.15	0.49	0.26
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.35)	(0.37)	(0.37)	(0.42)	(0.40)
Tax return of capital distributions	-		-	-	-	-	(0.02)
Total dividends and distributions	(0.22)		(0.35)	(0.37)	(0.37)	(0.42)	(0.42)
Net asset value, end of period	$ 8.08		$8.19	$ 9.08	$ 8.75	$ 8.97	$ 8.90
Total Return(b):	1.37%		(5.92)%	7.97%	1.77%	5.64%	2.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$190,109		$206,423	$277,887	$297,707	$332,503	$334,430
Average net assets (000)	$195,855		$249,871	$286,974	$315,727	$326,067	$353,409
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.75	%(d)	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses before waivers and/or expense reimbursement	1.81	%(d)	1.79%	1.79%	1.81%	1.81%	1.81%
Net investment income (loss)	4.27	%(d)	2.95%	3.14%	4.16%	4.06%	4.05%
Portfolio turnover rate(e)	18%		43%	67%	65%	49%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

48

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$ 8.19		$ 9.08	$8.75	$8.97	$ 8.91	$ 9.06
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.35	0.37	0.45	0.45	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		(0.80)	0.42	(0.22)	0.12	(0.09)
Total from investment operations	0.15		(0.45)	0.79	0.23	0.57	0.36
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.44)	(0.46)	(0.45)	(0.51)	(0.49)
Tax return of capital distributions	-		-	-	-	-	(0.02)
Total dividends and distributions	(0.26)		(0.44)	(0.46)	(0.45)	(0.51)	(0.51)
Net asset value, end of period	$ 8.08		$ 8.19	$9.08	$8.75	$ 8.97	$ 8.91
Total Return(b):	1.88%		(5.08)%	9.17%	2.79%	6.57%	4.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,593,017		$3,338,292	$3,120,921	$2,218,850	$2,188,123	$1,563,724
Average net assets (000)	$3,381,270		$3,408,050	$2,529,710	$2,184,180	$1,859,209	$1,517,050
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.80	%(d)	0.81%	0.81%	0.83%	0.83%	0.83%
Net investment income (loss)	5.28	%(d)	3.99%	4.09%	5.14%	5.03%	5.05%
Portfolio turnover rate(e)	18%		43%	67%	65%	49%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund    49

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28,		Year Ended August 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.19		$9.08	$ 8.76	$ 8.97	$ 8.91	$ 9.06
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.35	0.37	0.45	0.45	0.46
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		(0.79)	0.41	(0.20)	0.12	(0.10)
Total from investment operations	0.15		(0.44)	0.78	0.25	0.57	0.36
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.45)	(0.46)	(0.46)	(0.51)	(0.49)
Tax return of capital distributions	-		-	-	-	-	(0.02)
Total dividends and distributions	(0.26)		(0.45)	(0.46)	(0.46)	(0.51)	(0.51)
Net asset value, end of period	$8.08		$8.19	$ 9.08	$ 8.76	$ 8.97	$ 8.91
Total Return(b):	1.90%		(5.03)%	9.10%	2.95%	6.63%	4.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$640,380		$837,030	$821,859	$488,557	$164,537	$112,437
Average net assets (000)	$784,874		$913,657	$622,618	$245,125	$141,275	$ 86,373
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses before waivers and/or expense reimbursement	0.72	%(d)	0.71%	0.72%	0.73%	0.74%	0.75%
Net investment income (loss)	5.33	%(d)	4.05%	4.14%	5.13%	5.08%	5.10%
Portfolio turnover rate(e)	18%		43%	67%	65%	49%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

50

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 15 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Short Duration High Yield Income Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide a high level of current income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Short Duration High Yield Income Fund    51

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

52

Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the exchange rate as of the valuation date;

PGIM Short Duration High Yield Income Fund    53

Notes to Financial Statements  (unaudited) (continued)

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and

54

Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an

PGIM Short Duration High Yield Income Fund    55

Notes to Financial Statements  (unaudited) (continued)

emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

56

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and

PGIM Short Duration High Yield Income Fund    57

Notes to Financial Statements  (unaudited) (continued)

early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the

58

expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and

PGIM Short Duration High Yield Income Fund    59

Notes to Financial Statements  (unaudited) (continued)

waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

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The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.700% of average daily net assets up to and including $ 2 billion;	0.69%
0.675% on next $3 billion of average daily net assets;
0.655% on average daily net assets over $5 billion.

The Manager has contractually agreed, through December 31, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.00%
C	1.75
Z	0.75
R6	0.70

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Short Duration High Yield Income Fund    61

Notes to Financial Statements  (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended February 28, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$125,843	$3,229
C	—	11,621

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Fund may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a fund of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the

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Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$685,383,404	$640,708,531

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Short-Term Bond Fund(1)(wc)

$ 50,050,547	$ 1,012,341	$ —	$167,651	$ —	$ 51,230,539	5,598,966	$1,012,341

PGIM Core Ultra Short Bond Fund(1)(wc)

49,238,460	972,798	—	—	—	50,211,258	50,211,258	972,798

PGIM Institutional Money Market Fund(1)(b)(wc)

516,022,594	471,616,970	544,526,428	117,767	52,810	443,283,713	443,416,739	870,307	(2)
$615,311,601	$473,602,109	$544,526,428	$285,418	$52,810	$544,725,510		$2,855,446

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

PGIM Short Duration High Yield Income Fund    63

Notes to Financial Statements  (unaudited) (continued)

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$5,494,401,750	$47,073,760	$(387,908,103)	$(340,834,343)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2022 of approximately $187,283,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

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The RIC is authorized to issue 96,525,000,000 shares of capital stock, $0.01 par value per share, 8,575,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	800,000,000
C	700,000,000
Z	5,500,000,000
T	75,000,000
R6	1,500,000,000

The Fund currently does not have any Class T shares outstanding.

As of February 28, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), did not own any shares of the Fund.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	10	83.8

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2023:
Shares sold	7,005,190	$56,753,560
Shares issued in reinvestment of dividends and distributions	1,293,985	10,438,447
Shares purchased	(9,418,571)	(76,169,831)
Net increase (decrease) in shares outstanding before conversion	(1,119,396)	(8,977,824)
Shares issued upon conversion from other share class(es)	1,885,417	15,294,241
Shares purchased upon conversion into other share class(es)	(1,056,087)	(8,579,561)
Net increase (decrease) in shares outstanding	(290,066)	$(2,263,144)

Year ended August 31, 2022:
Shares sold	13,840,484	$121,092,446
Shares issued in reinvestment of dividends and distributions	2,008,798	17,350,619
Shares purchased	(16,950,566)	(147,237,211)
Net increase (decrease) in shares outstanding before conversion	(1,101,284)	(8,794,146)
Shares issued upon conversion from other share class(es)	5,751,754	49,715,583
Shares purchased upon conversion into other share class(es)	(2,885,679)	(25,614,274)
Net increase (decrease) in shares outstanding	1,764,791	$15,307,163

PGIM Short Duration High Yield Income Fund    65

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended February 28, 2023:
Shares sold	2,397,555	$19,433,750
Shares issued in reinvestment of dividends and distributions	595,300	4,802,438
Shares purchased	(3,302,696)	(26,700,373)
Net increase (decrease) in shares outstanding before conversion	(309,841)	(2,464,185)
Shares purchased upon conversion into other share class(es)	(1,373,376)	(11,125,861)
Net increase (decrease) in shares outstanding	(1,683,217)	$(13,590,046)

Year ended August 31, 2022:
Shares sold	4,175,042	$36,636,013
Shares issued in reinvestment of dividends and distributions	1,048,330	9,073,544
Shares purchased	(5,988,058)	(51,558,100)
Net increase (decrease) in shares outstanding before conversion	(764,686)	(5,848,543)
Shares purchased upon conversion into other share class(es)	(4,641,588)	(40,078,618)
Net increase (decrease) in shares outstanding	(5,406,274)	$(45,927,161)

Class Z
Six months ended February 28, 2023:
Shares sold	149,122,705	$1,209,930,050
Shares issued in reinvestment of dividends and distributions	12,165,173	98,155,111
Shares purchased	(122,345,411)	(989,379,448)
Net increase (decrease) in shares outstanding before conversion	38,942,467	318,705,713
Shares issued upon conversion from other share class(es)	1,358,257	11,030,642
Shares purchased upon conversion into other share class(es)	(3,346,455)	(26,807,897)
Net increase (decrease) in shares outstanding	36,954,269	$302,928,458

Year ended August 31, 2022:
Shares sold	277,277,065	$2,416,998,411
Shares issued in reinvestment of dividends and distributions	17,904,041	154,587,932
Shares purchased	(232,177,399)	(1,995,584,118)
Net increase (decrease) in shares outstanding before conversion	63,003,707	576,002,225
Shares issued upon conversion from other share class(es)	3,638,016	32,146,379
Shares purchased upon conversion into other share class(es)	(2,792,771)	(24,570,818)
Net increase (decrease) in shares outstanding	63,848,952	$583,577,786

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Share Class	Shares	Amount

Class R6
Six months ended February 28, 2023:
Shares sold	16,824,924	$136,143,168
Shares issued in reinvestment of dividends and distributions	2,835,562	22,881,952
Shares purchased	(45,144,415)	(365,939,279)
Net increase (decrease) in shares outstanding before conversion	(25,483,929)	(206,914,159)
Shares issued upon conversion from other share class(es)	2,550,793	20,341,208
Shares purchased upon conversion into other share class(es)	(18,912)	(152,772)
Net increase (decrease) in shares outstanding	(22,952,048)	$(186,725,723)

Year ended August 31, 2022:
Shares sold	76,516,754	$668,722,197
Shares issued in reinvestment of dividends and distributions	4,972,727	42,888,173
Shares purchased	(70,741,475)	(608,915,037)
Net increase (decrease) in shares outstanding before conversion	10,748,006	102,695,333
Shares issued upon conversion from other share class(es)	1,101,629	9,838,120
Shares purchased upon conversion into other share class(es)	(172,828)	(1,436,372)
Net increase (decrease) in shares outstanding	11,676,807	$111,097,081

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/30/2022 — 9/28/2023	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

PGIM Short Duration High Yield Income Fund    67

Notes to Financial Statements  (unaudited) (continued)

The Fund did not utilize the SCA during the reporting period ended February 28, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

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Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

PGIM Short Duration High Yield Income Fund    69

Notes to Financial Statements  (unaudited) (continued)

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which

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could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Short Duration High Yield Income Fund    71

Notes to Financial Statements  (unaudited) (continued)

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

72

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Treasurer and Principal Accounting Officer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short Duration High Yield Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION HIGH YIELD INCOME FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	HYSAX	HYSCX	HYSZX	HYSQX

CUSIP	74442J109	74442J208	74442J307	74442J406

MF216E2

PGIM HIGH YIELD FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM High Yield Fund informative and useful. The report covers performance for the six-month period ended February 28, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM High Yield Fund

April 14, 2023

PGIM High Yield Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/23 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 2/28/23 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	0.84	-10.02	2.02	3.64	—

Class C	0.47	-8.74	1.96	3.23	—

Class R	0.66	-7.49	2.34	3.68	—

Class Z	0.96	-6.92	2.95	4.26	—

Class R2	0.76	-7.32	2.55	N/A	2.48 (12/27/2017)

Class R4	0.88	-7.08	2.82	N/A	2.74 (12/27/2017)

Class R6	1.02	-6.82	3.08	4.36	—

Bloomberg US Corporate High Yield 1% Issuer Capped Index

	2.57	-5.39	2.73	4.03	—

Average Annual Total Returns as of 2/28/23 Since Inception (%)

Class R2, Class R4 (12/27/2017)

Bloomberg US Corporate High Yield 1% Issuer Capped Index	2.59

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None	None	None	None

Shareholder service fee*	None	None	None	None	0.10%	0.10%	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definition

Bloomberg US Corporate High Yield 1% Issuer Capped Index—The Bloomberg US Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of US dollar-denominated, non-convertible, fixed rate, non-investment-grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM High Yield Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/23 (%)

AAA	5.4

AAA	0.1

BBB	6.5

BB	41.1

B	28.6

CCC	11.5

CC	0.1

Not Rated	3.1

Cash/Cash Equivalents	3.6

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.17	8.22	8.22

Class C	0.15	7.77	7.77

Class R	0.16	8.17	7.91

Class Z	0.17	8.75	8.75

Class R2	0.16	8.35	8.32

Class R4	0.17	8.60	8.56

Class R6	0.18	8.86	8.86

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM High Yield Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM High Yield Fund		Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,008.40	0.77%	$3.83

	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86

Class C	Actual	$1,000.00	$1,004.70	1.49%	$7.41

	Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45

Class R	Actual	$1,000.00	$1,006.60	1.10%	$5.47

	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

Class Z	Actual	$1,000.00	$1,009.60	0.54%	$2.69

	Hypothetical	$1,000.00	$1,022.12	0.54%	$2.71

Class R2	Actual	$1,000.00	$1,007.60	0.92%	$4.58

	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

Class R4	Actual	$1,000.00	$1,008.80	0.67%	$3.34

	Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36

Class R6	Actual	$1,000.00	$1,010.20	0.39%	$1.94

	Hypothetical	$1,000.00	$1,022.86	0.39%	$1.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2023, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments   (unaudited)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 94.6%

ASSET-BACKED SECURITIES 1.9%

Collateralized Loan Obligations

Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.892%(c)	10/17/32	8,200	$8,098,249
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.947(c)	05/17/31	16,450	16,264,993
BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	5.808(c)	10/20/30	28,250	28,023,593
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	6.148(c)	07/20/32	26,000	25,718,969
CarVal CLO Ltd. (Jersey),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.883(c)	01/20/35	15,000	14,998,725
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	5.925(c)	01/22/31	9,750	9,679,191
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.826(c)	05/06/30	16,417	16,305,575
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.948(c)	10/15/32	25,000	24,743,490
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.912(c)	07/17/34	9,500	9,330,344
Nassau Ltd. (Jersey),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.130% (Cap N/A, Floor 2.130%)	6.778(c)	01/15/31	60,000	60,025,920
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.356(c)	09/01/31	10,000	9,917,418
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	5.592(c)	10/15/29	22,694	22,438,200
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.390% (Cap N/A, Floor 2.390%)	7.180(c)	01/20/32	60,000	60,156,222

See Notes to Financial Statements.

PGIM High Yield Fund    9

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	5.884%(c)	04/18/31	28,220	$28,035,180
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.948(c)	10/20/28	2,336	2,317,991

TOTAL ASSET-BACKED SECURITIES (cost $335,562,980)				336,054,060

CONVERTIBLE BOND 0.0%

Telecommunications

Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $4,275,998)	7.000	03/16/23(oo)	15,076	1,206,081

CORPORATE BONDS 83.3%

Advertising 0.3%

CMG Media Corp., Gtd. Notes, 144A	8.875	12/15/27	90,641	60,942,121

Aerospace & Defense 3.1%

Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	90,942	86,714,070
Sr. Unsec’d. Notes	5.930	05/01/60	48,720	45,837,833
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	42,550	39,731,062
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26	45,845	44,888,215
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25	42,540	42,540,000
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	29,575	29,094,406
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	164,243	162,600,570
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A	7.500	04/15/25	23,550	23,526,650
TransDigm UK Holdings PLC,
Gtd. Notes(a)	6.875	05/15/26	12,934	12,626,818
TransDigm, Inc.,
Gtd. Notes(a)	4.625	01/15/29	15,830	13,605,176
Gtd. Notes	5.500	11/15/27	28,139	25,890,349

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

TransDigm, Inc., (cont’d.)
Gtd. Notes(a)	6.375%	06/15/26	9,977	$9,695,681
Sr. Sec’d. Notes, 144A	6.250	03/15/26	17,948	17,721,244

				554,472,074

Agriculture 0.3%

Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
	5.750	02/01/29	62,109	53,829,019

Airlines 0.9%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	11,525	11,280,721
Sr. Sec’d. Notes, 144A(a)	11.750	07/15/25	14,003	15,342,691
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	11,193	10,853,852
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	49,600	47,134,880
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.750	01/20/26	21,954	20,406,023
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	33,277	31,341,567
Sr. Sec’d. Notes, 144A	4.625	04/15/29	18,674	16,581,396

				152,941,130

Apparel 0.4%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	11,626	9,816,584
William Carter Co. (The),
Gtd. Notes, 144A	5.625	03/15/27	8,142	7,846,673
Wolverine World Wide, Inc.,
Gtd. Notes, 144A(a)	4.000	08/15/29	63,139	50,896,709

				68,559,966

Auto Manufacturers 1.6%

Allison Transmission, Inc.,
Gtd. Notes, 144A(a)	3.750	01/30/31	19,465	16,149,922
Ford Holdings LLC,
Gtd. Notes	9.300	03/01/30	1,900	2,129,765

See Notes to Financial Statements.

PGIM High Yield Fund    11

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Ford Motor Co.,
Sr. Unsec’d. Notes	4.750%	01/15/43	137,782	$101,059,115
Sr. Unsec’d. Notes(a)	5.291	12/08/46	50,664	39,612,858
Sr. Unsec’d. Notes	7.400	11/01/46	26,892	26,745,766
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	4.000	11/13/30	17,950	14,969,194
Sr. Unsec’d. Notes	4.542	08/01/26	8,000	7,426,721
Sr. Unsec’d. Notes	5.584	03/18/24	530	525,417
Sr. Unsec’d. Notes	6.950	03/06/26	7,150	7,170,703
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A	7.750	10/15/25	29,200	28,762,000
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	49,221	44,931,173

				289,482,634

Auto Parts & Equipment 1.0%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A(a)	4.875	08/15/26	53,921	49,742,122
Sr. Sec’d. Notes, 144A	7.000	04/15/28	12,375	12,375,000
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	8,040	7,613,563
Gtd. Notes(a)	6.500	04/01/27	24,559	22,657,176
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	8,239	8,053,622
Dana, Inc.,
Sr. Unsec’d. Notes(a)	4.250	09/01/30	24,360	19,665,177
Sr. Unsec’d. Notes	4.500	02/15/32	14,150	11,282,843
Sr. Unsec’d. Notes(a)	5.375	11/15/27	10,775	9,944,420
Sr. Unsec’d. Notes(a)	5.625	06/15/28	5,274	4,775,988
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	26,845	25,437,407

				171,547,318

Banks 0.4%

Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	26,150	23,459,410
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN	3.625	09/09/24	17,030	16,087,730

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	7.625%	05/01/26	14,790	$12,628,882
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	13,746	10,290,805

				62,466,827

Building Materials 1.9%

Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28	22,000	20,890,156
Cemex SAB de CV (Mexico),
Gtd. Notes, 144A	5.450	11/19/29	23,375	21,786,961
Gtd. Notes, 144A	7.375	06/05/27	2,680	2,710,820
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A(a)	6.125	01/15/29	45,023	32,678,838
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	20,794	19,935,995
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	23,946	22,046,361
JELD-WEN, Inc.,
Gtd. Notes, 144A(a)	4.625	12/15/25	14,645	13,162,213
Gtd. Notes, 144A(a)	4.875	12/15/27	8,865	7,399,192
Masonite International Corp.,
Gtd. Notes, 144A(a)	3.500	02/15/30	13,533	10,995,562
Gtd. Notes, 144A(a)	5.375	02/01/28	4,169	3,898,015
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A(a)	5.500	02/01/30	26,665	21,712,219
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	60,837	54,011,501
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	27,375	20,988,751
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	70,778	58,918,424
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28	9,883	8,872,195
Sr. Unsec’d. Notes, 144A(a)	5.000	02/15/27	19,187	17,746,491

				337,753,694

Chemicals 2.6%

Ashland LLC,
Gtd. Notes	6.875	05/15/43	36,370	36,257,767
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	11,725	9,098,664
Sr. Unsec’d. Notes, 144A(a)	7.500	09/30/29	9,475	6,464,014

See Notes to Financial Statements.

PGIM High Yield Fund    13

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Avient Corp.,
Sr. Unsec’d. Notes, 144A(a)	5.750%	05/15/25	1,260	$1,239,340
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27	11,980	10,928,571
Gtd. Notes, 144A(a)	4.625	11/15/29	15,810	12,846,989
Gtd. Notes, 144A(a)	5.750	11/15/28	21,795	19,156,179
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A	6.750	08/15/24	41,923	40,127,853
Diamond BC BV,
Gtd. Notes, 144A(a)	4.625	10/01/29	17,418	14,361,838
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A(a)	10.000	12/15/28	38,268	28,997,027
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	2,540	2,498,725
Sr. Unsec’d. Notes, 144A	5.000	05/01/25	3,600	3,438,000
Sr. Unsec’d. Notes, 144A(a)	5.250	06/01/27	21,927	19,734,300
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A(a)	4.250	10/01/28	16,100	13,473,116
Sr. Unsec’d. Notes, 144A(a)	6.250	10/01/29	5,441	4,430,468
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A	7.250	04/01/25	54,057	51,454,564
SK Invictus Intermediate II Sarl (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	10/30/29	31,720	25,221,841
SPCM SA (France),
Sr. Unsec’d. Notes, 144A	3.375	03/15/30	12,150	10,479,375
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000	12/16/27	30,967	31,585,865
Tronox, Inc.,
Gtd. Notes, 144A(a)	4.625	03/15/29	60,075	48,933,864
Valvoline, Inc.,
Gtd. Notes, 144A(a)	4.250	02/15/30	17,554	17,151,605
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	22,525	18,214,799
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A(a)	5.750	07/15/25	65,304	9,795,600
Sr. Sec’d. Notes, 144A(a)	9.500	07/01/25	23,430	17,865,375
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A(a)	4.875	06/15/27	1,157	1,063,557
Sr. Sec’d. Notes, 144A	5.625	10/01/24	3,955	3,963,986
Sr. Sec’d. Notes, 144A	7.375	03/01/31	5,750	5,708,592

				464,491,874

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Coal 0.1%

Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(a)	10.750%	05/15/26		12,807	$13,287,263

Commercial Services 4.3%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.500	03/01/28		18,039	16,659,129
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		48,580	46,177,973
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		71,573	53,687,920
Sr. Unsec’d. Notes, 144A(a)	9.750	07/15/27		68,027	62,424,423
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A(a)	4.625	06/01/28		41,788	34,892,980
Sr. Sec’d. Notes, 144A	4.625	06/01/28		36,956	30,488,700
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	5.625	04/15/26		16,763	15,789,008
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29		15,247	12,991,461
Gtd. Notes, 144A	4.625	10/01/27		15,985	14,611,926
APi Group DE, Inc.,
Gtd. Notes, 144A	4.750	10/15/29		10,373	9,277,037
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28		28,975	25,790,783
Gtd. Notes, 144A(a)	5.375	03/01/29		475	430,176
Gtd. Notes, 144A(a)	5.750	07/15/27		370	349,409
Gtd. Notes, 144A	5.750	07/15/27		619	582,708
Avis Budget Finance PLC,
Gtd. Notes	4.750	01/30/26	EUR	11,000	11,219,961
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27		3,173	2,885,826
Gtd. Notes, 144A	5.500	07/15/25		2,476	2,424,800
Carriage Services, Inc.,
Gtd. Notes, 144A(a)	4.250	05/15/29		8,946	7,185,867
Gartner, Inc.,
Gtd. Notes, 144A	3.625	06/15/29		8,525	7,379,793
Gtd. Notes, 144A(a)	3.750	10/01/30		5,248	4,462,351
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26		9,950	8,918,182
Gtd. Notes, 144A(a)	5.000	12/01/29		18,800	15,605,766

See Notes to Financial Statements.

PGIM High Yield Fund    15

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A	6.500%	05/15/29	92,584	$75,015,631
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A(a)	5.500	09/01/28	54,558	41,225,327
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	26,390	23,520,994
Service Corp. International,
Sr. Unsec’d. Notes	4.000	05/15/31	19,105	16,134,941
United Rentals North America, Inc.,
Gtd. Notes(a)	3.750	01/15/32	23,383	19,636,537
Gtd. Notes(a)	3.875	02/15/31	4,595	3,955,395
Gtd. Notes(a)	4.000	07/15/30	2,906	2,561,937
Gtd. Notes(a)	4.875	01/15/28	59,499	56,728,850
Gtd. Notes(a)	5.250	01/15/30	31,470	29,819,271
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A(a)	9.750	08/15/26	109,424	110,035,812

				762,870,874

Computers 0.7%

CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26	6,425	5,862,812
McAfee Corp.,
Sr. Unsec’d. Notes, 144A(a)	7.375	02/15/30	37,735	29,858,351
NCR Corp.,
Gtd. Notes, 144A(a)	5.000	10/01/28	18,075	15,661,092
Gtd. Notes, 144A	5.125	04/15/29	29,525	25,213,587
Gtd. Notes, 144A(a)	5.250	10/01/30	12,000	10,041,229
Gtd. Notes, 144A(a)	5.750	09/01/27	11,642	11,330,695
Gtd. Notes, 144A(a)	6.125	09/01/29	1,050	1,020,857
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	22,329	22,110,857

				121,099,480

Distribution/Wholesale 0.4%

H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	74,761	64,383,589

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services 2.8%

Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	4.750%	12/15/24	25,173	$23,325,227
goeasy Ltd. (Canada),
Gtd. Notes, 144A(a)	4.375	05/01/26	14,058	12,511,620
Gtd. Notes, 144A	5.375	12/01/24	886	843,915
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	57,930	49,065,131
LD Holdings Group LLC,
Gtd. Notes, 144A(a)	6.125	04/01/28	40,513	23,991,849
LFS Topco LLC,
Gtd. Notes, 144A	5.875	10/15/26	30,200	26,083,006
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.000	03/15/29	6,375	5,618,983
Gtd. Notes, 144A(a)	4.375	05/15/31	1,250	1,083,958
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	5.125	12/15/30	59,645	46,128,673
Gtd. Notes, 144A	6.000	01/15/27	38,045	35,114,077
Navient Corp.,
Sr. Unsec’d. Notes(a)	5.500	03/15/29	31,775	26,942,649
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	12,070	9,652,148
Gtd. Notes(a)	4.000	09/15/30	47,540	36,300,632
Gtd. Notes	5.375	11/15/29	419	352,959
Gtd. Notes(a)	6.625	01/15/28	32,459	30,226,068
Gtd. Notes	6.875	03/15/25	7,662	7,511,788
Gtd. Notes(a)	7.125	03/15/26	52,653	51,473,766
Gtd. Notes	8.250	10/01/23	1,568	1,582,544
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	21,950	17,229,065
Gtd. Notes, 144A(a)	5.375	10/15/25	26,500	24,163,228
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	3.625	03/01/29	7,418	5,980,508
Gtd. Notes, 144A	3.875	03/01/31	5,422	4,207,872
Gtd. Notes, 144A(a)	4.000	10/15/33	17,050	12,616,800
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	6.375	02/01/30	26,385	23,218,800
Sr. Unsec’d. Notes, 144A(a)	7.875	05/01/27	25,990	24,885,425

				500,110,691

See Notes to Financial Statements.

PGIM High Yield Fund    17

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric 4.9%

Calpine Corp.,
Sr. Sec’d. Notes, 144A(a)	3.750%	03/01/31		15,404	$12,499,555
Sr. Sec’d. Notes, 144A	4.500	02/15/28		16,499	14,856,392
Sr. Sec’d. Notes, 144A	5.250	06/01/26		2,812	2,696,054
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		66,690	56,223,827
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		87,581	72,034,235
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		181,974	161,394,380
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000	06/01/24		17,022	11,064,186
NRG Energy, Inc.,
Gtd. Notes(a)	5.750	01/15/28		29,483	27,789,242
Gtd. Notes	6.625	01/15/27		16,161	16,134,374
Gtd. Notes, 144A(a)	3.375	02/15/29		23,191	18,903,159
Gtd. Notes, 144A	3.625	02/15/31		48,578	37,705,889
Gtd. Notes, 144A	3.875	02/15/32		21,023	16,296,844
Gtd. Notes, 144A(a)	5.250	06/15/29		29,646	26,371,652
PG&E Corp.,
Sr. Sec’d. Notes(a)	5.000	07/01/28		24,240	22,116,794
Sr. Sec’d. Notes(a)	5.250	07/01/30		94,542	84,823,848
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		32,750	30,663,304
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		47,340	45,635,212
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29		38,575	33,358,051
Gtd. Notes, 144A(a)	5.000	07/31/27		82,490	76,671,041
Gtd. Notes, 144A(a)	5.500	09/01/26		35,237	33,720,754
Gtd. Notes, 144A	5.625	02/15/27		81,847	77,650,738

					878,609,531

Electrical Components & Equipment 0.4%

Energizer Gamma Acquisition BV,
Gtd. Notes	3.500	06/30/29	EUR	5,555	4,642,046
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29		24,697	20,928,354
Gtd. Notes, 144A	4.750	06/15/28		2,650	2,312,600
Gtd. Notes, 144A(a)	6.500	12/31/27		4,810	4,617,820

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electrical Components & Equipment (cont’d.)

WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125%	06/15/25	16,425	$16,594,970
Gtd. Notes, 144A(a)	7.250	06/15/28	29,217	29,686,368

				78,782,158

Electronics 0.3%

Likewize Corp.,
Sr. Sec’d. Notes, 144A	9.750	10/15/25	41,105	38,510,088
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.000	04/15/29	4,590	4,048,242
Gtd. Notes, 144A(a)	5.000	10/01/25	1,225	1,200,500
Sensata Technologies, Inc.,
Gtd. Notes, 144A(a)	3.750	02/15/31	2,000	1,677,177

				45,436,007

Engineering & Construction 0.2%

AECOM,
Gtd. Notes	5.125	03/15/27	2,663	2,552,334
Artera Services LLC,
Sr. Sec’d. Notes, 144A(a)	9.033	12/04/25	20,750	17,837,592
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	14,278	11,925,576
Gtd. Notes, 144A	4.125	02/15/32	14,630	12,045,076

				44,360,578

Entertainment 2.8%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	14,798	7,602,783
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	12,580	12,484,174
Sr. Sec’d. Notes, 144A	7.000	02/15/30	51,600	51,966,402
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29	55,067	47,114,469
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	21,770	20,960,675
Everi Holdings, Inc.,
Gtd. Notes, 144A(a)	5.000	07/15/29	2,598	2,287,686
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26	42,748	42,853,337

See Notes to Financial Statements.

PGIM High Yield Fund    19

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125%	04/15/26	15,773	$14,625,672
Sr. Sec’d. Notes, 144A(a)	5.250	01/15/29	13,636	12,613,300
Sr. Sec’d. Notes, 144A	6.250	01/15/27	14,796	14,463,090
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	21,760	19,795,683
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	9,100	8,264,782
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	33,215	28,494,954
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A(a)	6.625	11/15/27	33,610	31,089,250
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29	44,995	36,582,735
Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	52,199	48,352,386
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A(a)	5.875	09/01/31	47,125	33,761,913
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	03/01/30	25,448	22,405,182
Scientific Games International, Inc.,
Gtd. Notes, 144A	7.000	05/15/28	1,200	1,173,266
Gtd. Notes, 144A	8.625	07/01/25	7,126	7,288,764
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	5.125	10/01/29	27,936	24,971,989
Gtd. Notes, 144A	7.125	02/15/31	4,115	4,099,710

				493,252,202

Environmental Control 0.2%

Clean Harbors, Inc.,
Gtd. Notes, 144A(a)	6.375	02/01/31	4,075	4,061,389
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A(a)	4.000	08/01/28	8,700	7,569,000
Gtd. Notes, 144A(a)	4.375	08/15/29	29,652	25,574,850
Gtd. Notes, 144A(a)	4.750	06/15/29	2,300	2,038,375

				39,243,614

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods 3.0%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.500%	03/15/29		12,134	$10,294,795
Gtd. Notes, 144A	4.625	01/15/27		16,741	15,733,475
Gtd. Notes, 144A(a)	5.875	02/15/28		7,075	6,842,718
Gtd. Notes, 144A	6.500	02/15/28		19,350	19,238,886
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		750	679,225
Gtd. Notes(a)	5.250	09/15/27		87,890	70,913,748
C&S Group Enterprises LLC,
Gtd. Notes, 144A	5.000	12/15/28		31,184	24,015,978
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A(a)	7.500	04/15/25		26,274	25,598,857
Sr. Sec’d. Notes, 144A	4.625	11/15/28		4,759	4,151,329
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A(a)	3.750	12/01/31		18,077	14,497,987
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		12,473	11,752,572
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46		61,650	50,426,563
Gtd. Notes	4.625	10/01/39		950	833,316
Gtd. Notes(a)	4.875	10/01/49		29,500	25,878,827
Gtd. Notes	5.000	07/15/35		7,205	6,913,254
Gtd. Notes	5.200	07/15/45		10,575	9,769,112
Gtd. Notes(a)	5.500	06/01/50		32,394	30,977,800
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		4,135	3,643,103
Gtd. Notes, 144A	4.375	01/31/32		21,788	19,153,061
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	14,649	13,532,582
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		25,052	19,521,119
Gtd. Notes(a)	4.250	04/15/31		50,417	42,099,524
Gtd. Notes, 144A(a)	5.875	09/30/27		31,975	31,339,424
Post Holdings, Inc.,
Gtd. Notes, 144A(a)	4.625	04/15/30		36,906	32,008,093
Gtd. Notes, 144A(a)	5.500	12/15/29		30,079	27,592,269
Sr. Unsec’d. Notes, 144A(a)	4.500	09/15/31		28,674	24,221,007

					541,628,624

See Notes to Financial Statements.

PGIM High Yield Fund    21

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.5%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500%	05/20/25	31,196	$29,706,758
Sr. Unsec’d. Notes	5.625	05/20/24	6,233	6,094,988
Sr. Unsec’d. Notes	5.750	05/20/27	34,724	32,124,320
Sr. Unsec’d. Notes	5.875	08/20/26	28,244	26,633,454

				94,559,520

Healthcare-Products 1.0%

Embecta Corp.,
Sr. Sec’d. Notes, 144A(a)	5.000	02/15/30	37,450	31,756,345
Sr. Sec’d. Notes, 144A(a)	6.750	02/15/30	7,550	6,815,243
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	82,422	68,730,280
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29	93,335	76,639,836

				183,941,704

Healthcare-Services 3.5%

DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	87,472	66,240,689
Gtd. Notes, 144A	4.625	06/01/30	77,987	64,249,894
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A	8.500	05/01/26	9,500	7,800,912
HCA, Inc.,
Gtd. Notes	7.050	12/01/27	8,725	9,164,012
Gtd. Notes	7.500	11/06/33	17,650	18,962,375
Gtd. Notes, MTN	7.580	09/15/25	7,101	7,287,196
Gtd. Notes, MTN	7.750	07/15/36	25,990	29,071,603
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A(a)	4.375	02/15/27	30,263	25,521,083
Sr. Sec’d. Notes, 144A(a)	6.750	04/15/25	7,928	7,559,002
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	42,494	27,902,164
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	7.250	11/01/25	56,473	50,591,849
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A(a)	9.750	12/01/26	103,149	87,905,681
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28	60,660	56,143,748
Sr. Sec’d. Notes(a)	4.250	06/01/29	73,615	64,452,552
Sr. Sec’d. Notes	4.375	01/15/30	64,434	56,395,856

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Tenet Healthcare Corp., (cont’d.)
Sr. Sec’d. Notes	4.625%	06/15/28	3,326	$3,018,862
Sr. Sec’d. Notes	4.875	01/01/26	1,906	1,820,184
Sr. Unsec’d. Notes	6.875	11/15/31	48,941	45,313,317

				629,400,979

Home Builders 4.8%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	15,384	12,627,583
Sr. Unsec’d. Notes, 144A(a)	4.625	04/01/30	22,761	18,319,151
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	12,483	11,308,740
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	43,153	38,378,525
Gtd. Notes(a)	6.750	03/15/25	28,776	28,582,544
Gtd. Notes	7.250	10/15/29	84,668	75,956,008
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	53,996	40,497,000
Gtd. Notes, 144A(a)	6.250	09/15/27	35,543	31,100,836
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	14,319	11,061,428
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	32,688	31,835,243
Gtd. Notes, 144A(a)	3.875	08/15/29	14,584	11,937,608
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	7.000	12/15/25	5,300	4,717,000
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	16,154	14,197,455
Gtd. Notes, 144A(a)	5.000	03/01/28	39,545	34,253,300
KB Home,
Gtd. Notes(a)	4.000	06/15/31	36,340	29,694,103
Gtd. Notes	4.800	11/15/29	29,319	25,747,313
Gtd. Notes(a)	6.875	06/15/27	22,675	22,671,332
Gtd. Notes	7.250	07/15/30	8,400	8,242,217
M/I Homes, Inc.,
Gtd. Notes(a)	3.950	02/15/30	6,520	5,301,824
Gtd. Notes	4.950	02/01/28	33,476	30,095,435
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.625	03/01/30	55,558	46,043,693
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	34,931	31,096,275
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	16,050	15,310,201
Gtd. Notes	6.000	06/01/25	6,050	6,043,470

See Notes to Financial Statements.

PGIM High Yield Fund    23

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750%	02/15/28	50,125	$44,566,502
Sr. Unsec’d. Notes(a)	4.750	04/01/29	18,584	16,340,772
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	7.500	02/15/26	37,665	32,956,986
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	20,694	19,532,666
Gtd. Notes, 144A	5.875	06/15/27	41,609	39,854,819
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30	73,824	65,127,678
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	4,455	4,433,171
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	6,603	6,129,795
Gtd. Notes(a)	5.700	06/15/28	41,742	38,956,144

				852,916,817

Home Furnishings 0.1%

Tempur Sealy International, Inc.,
Gtd. Notes, 144A
	4.000	04/15/29	10,217	8,728,217

Household Products/Wares 0.4%

ACCO Brands Corp.,
Gtd. Notes, 144A(a)	4.250	03/15/29	39,275	32,154,121
Central Garden & Pet Co.,
Gtd. Notes(a)	4.125	10/15/30	4,500	3,748,881
Gtd. Notes, 144A	4.125	04/30/31	905	742,653
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A(a)	7.000	12/31/27	31,203	26,834,580
Sr. Sec’d. Notes, 144A	5.000	12/31/26	5,450	4,945,875
Spectrum Brands, Inc.,
Gtd. Notes, 144A(a)	3.875	03/15/31	4,490	3,552,319

				71,978,429

Housewares 0.6%

Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.000	04/01/31	42,389	34,079,898
Gtd. Notes(a)	4.375	02/01/32	19,175	15,652,267

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Housewares (cont’d.)

Scotts Miracle-Gro Co. (The), (cont’d.)
Gtd. Notes(a)	4.500%	10/15/29	5,054	$4,381,176
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A(a)	6.500	10/01/29	84,380	54,719,043

				108,832,384

Insurance 0.1%

BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A

	5.875	04/15/29	29,000	25,001,658

Internet 0.6%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A(a)	3.875	09/15/27	33,280	27,162,055
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	24,703	18,380,483
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	39,308	38,164,243
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A(a)	3.500	03/01/29	17,687	14,862,949

				98,569,730

Iron/Steel 0.3%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	40,370	39,408,187
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	6,700	5,850,362
Sr. Unsec’d. Notes(a)	4.375	03/15/32	9,860	8,496,303

				53,754,852

Leisure Time 0.9%

NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	16,367	14,157,455
Sr. Sec’d. Notes, 144A(a)	8.375	02/01/28	16,650	16,868,531
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	1,625	1,409,688
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A(a)	7.250	01/15/30	8,025	8,045,063
Gtd. Notes, 144A	9.250	01/15/29	12,650	13,424,812
Sr. Sec’d. Notes, 144A(a)	8.250	01/15/29	17,425	18,034,875
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	13,400	11,758,500
Sr. Unsec’d. Notes, 144A(a)	5.500	04/01/28	18,200	15,822,625

See Notes to Financial Statements.

PGIM High Yield Fund    25

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Royal Caribbean Cruises Ltd., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	11.625%	08/15/27	33,845	$35,949,821
Viking Cruises Ltd.,
Gtd. Notes, 144A(a)	5.875	09/15/27	11,175	9,554,625
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	19,935	17,056,884
Vista Outdoor, Inc.,
Gtd. Notes, 144A	4.500	03/15/29	7,778	6,288,105

				168,370,984

Lodging 1.4%

Genting New York LLC/GENNY Capital, Inc.,
Sr. Unsec’d. Notes, 144A	3.300	02/15/26	3,775	3,317,162
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	43,415	35,629,015
Gtd. Notes, 144A	4.000	05/01/31	1,852	1,574,177
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	3,195	2,974,103
Gtd. Notes(a)	4.750	10/15/28	49,617	44,466,798
Gtd. Notes(a)	5.500	04/15/27	36,010	34,219,238
Gtd. Notes	5.750	06/15/25	6,090	5,973,904
Gtd. Notes(a)	6.750	05/01/25	27,319	27,352,272
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	5.875	05/15/25	19,045	18,129,265
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/29	15,250	12,379,187
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	9,475	8,598,563
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	13,450	11,634,250
Sr. Unsec’d. Notes, 144A(a)	5.625	08/26/28	57,485	48,574,825

				254,822,759

Machinery-Construction & Mining 0.1%

Terex Corp.,
Gtd. Notes, 144A(a)
	5.000	05/15/29	26,280	24,117,925

Machinery-Diversified 0.7%

Chart Industries, Inc.,
Gtd. Notes, 144A(a)	9.500	01/01/31	12,025	12,567,873

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)

Chart Industries, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	7.500%	01/01/30	20,500	$20,813,889
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.625	12/15/28	26,632	21,744,441
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A(a)	10.125	08/01/24	50,323	48,888,364
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A	5.250	07/15/27	14,525	13,181,438

				117,196,005

Media 6.7%

AMC Networks, Inc.,
Gtd. Notes	5.000	04/01/24	1,725	1,722,844
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500	05/01/32	108,474	85,866,477
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	105,551	84,682,503
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	51,741	38,735,882
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	34,925	27,187,473
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	12,417	10,442,071
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	29,900	27,116,726
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	8,403	7,767,233
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	14,806	13,211,456
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	27,535	26,537,665
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375	02/15/31	27,213	18,665,234
Gtd. Notes, 144A(a)	4.125	12/01/30	20,475	14,681,138
Gtd. Notes, 144A(a)	4.500	11/15/31	8,756	6,242,176
Gtd. Notes, 144A	5.375	02/01/28	15,756	13,144,822
Gtd. Notes, 144A	5.500	04/15/27	32,980	28,738,335
Gtd. Notes, 144A(a)	6.500	02/01/29	12,960	10,987,674
Sr. Unsec’d. Notes	5.250	06/01/24	9,108	8,827,967
Sr. Unsec’d. Notes, 144A(a)	4.625	12/01/30	132,234	71,188,717
Sr. Unsec’d. Notes, 144A(a)	5.000	11/15/31	22,695	12,099,050
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	44,847	25,673,824
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	25,972	17,373,956
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $181,475,272; purchased 07/18/19 - 06/03/22)(f)	6.625	08/15/27	267,691	6,976,381
Sec’d. Notes, 144A (original cost $59,318,362; purchased 11/18/21 - 08/03/22)(a)(f)	5.375	08/15/26	183,396	20,440,498

See Notes to Financial Statements.

PGIM High Yield Fund    27

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

DISH DBS Corp.,
Gtd. Notes	5.000%	03/15/23	11,791	$11,789,948
Gtd. Notes(a)	5.125	06/01/29	64,394	38,062,825
Gtd. Notes	7.375	07/01/28	28,355	19,404,259
Gtd. Notes	7.750	07/01/26	175,096	135,792,520
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	34,900	35,387,489
Gray Television, Inc.,
Gtd. Notes, 144A(a)	5.875	07/15/26	50,329	45,632,344
Gtd. Notes, 144A(a)	7.000	05/15/27	949	858,929
iHeartCommunications, Inc.,
Sr. Sec’d. Notes	6.375	05/01/26	13,188	12,423,236
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A	5.375	08/15/27	7,300	6,706,474
News Corp.,
Sr. Unsec’d. Notes, 144A(a)	3.875	05/15/29	10,433	8,941,581
Nexstar Media, Inc.,
Gtd. Notes, 144A(a)	4.750	11/01/28	6,587	5,754,805
Gtd. Notes, 144A(a)	5.625	07/15/27	11,799	10,957,873
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	09/15/26	39,352	29,474,396
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	107,199	50,411,919
Sinclair Television Group, Inc.,
Gtd. Notes, 144A (original cost $26,053,310;purchased 04/02/20 - 09/03/21)(a)(f)	5.125	02/15/27	28,766	25,175,963
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	05/01/29	21,907	18,478,355
Sr. Sec’d. Notes, 144A	5.125	02/15/25	32,406	31,534,884
Sr. Sec’d. Notes, 144A	6.625	06/01/27	94,781	90,332,280
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	47,550	39,109,875
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A(a)	5.125	02/28/30	1,800	1,449,000

				1,195,989,057

Metal Fabricate/Hardware 0.1%

Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A(a)
	4.375	10/15/29	16,098	13,931,414

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 1.6%

Constellium SE,
Gtd. Notes, 144A	5.875%	02/15/26	10,075	$9,810,531
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	47,135	41,446,748
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	38,325	37,941,750
Gtd. Notes, 144A(a)	6.875	03/01/26	2,830	2,661,969
Gtd. Notes, 144A(a)	6.875	10/15/27	25,011	23,400,917
Gtd. Notes, 144A(a)	7.500	04/01/25	41,641	40,412,591
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28	330	307,213
Hecla Mining Co.,
Gtd. Notes(a)	7.250	02/15/28	21,085	20,632,479
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A(a)	4.500	04/01/26	16,175	14,474,522
Gtd. Notes, 144A(a)	6.125	04/01/29	40,670	35,789,600
New Gold, Inc. (Canada),
Gtd. Notes, 144A	7.500	07/15/27	50,319	43,525,935
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	937	825,354
Gtd. Notes, 144A(a)	3.875	08/15/31	5,098	4,122,912
Gtd. Notes, 144A(a)	4.750	01/30/30	12,930	11,353,595

				286,706,116

Miscellaneous Manufacturing 0.2%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	7,725	7,400,890
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	28,647	25,185,488

				32,586,378

Office/Business Equipment 0.1%

CDW LLC/CDW Finance Corp.,
Gtd. Notes
	3.250	02/15/29	10,920	9,252,614

Oil & Gas 7.0%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	29,475	28,317,760

See Notes to Financial Statements.

PGIM High Yield Fund    29

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes^	7.875%	12/15/24(d)	104,709	$712,021
Antero Resources Corp.,
Gtd. Notes, 144A(a)	5.375	03/01/30	39,525	36,165,066
Gtd. Notes, 144A	7.625	02/01/29	23,477	23,738,459
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	19,059	18,499,697
Gtd. Notes, 144A(a)	9.000	11/01/27	28,374	34,698,396
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	12,110	11,801,908
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A	9.750	11/01/26	58,933	60,700,990
Chesapeake Energy Corp.,
Gtd. Notes, 144A(a)	5.500	02/01/26	17,495	17,093,160
Gtd. Notes, 144A	5.875	02/01/29	10,895	10,189,488
Gtd. Notes, 144A	6.750	04/15/29	33,424	32,370,553
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	1,226	1,192,547
Sr. Sec’d. Notes, 144A	7.000	06/15/25	56,830	55,929,635
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/14/27	54,878	54,438,328
Comstock Resources, Inc.,
Gtd. Notes, 144A(a)	5.875	01/15/30	18,625	16,017,569
Gtd. Notes, 144A	6.750	03/01/29	32,042	29,484,310
Crescent Energy Finance LLC,
Sr. Unsec’d. Notes, 144A	9.250	02/15/28	6,525	6,359,449
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/29	7,850	7,119,072
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	7,487	7,255,513
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	46,988	45,285,277
EQT Corp.,
Sr. Unsec’d. Notes(a)	5.000	01/15/29	10,350	9,704,216
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	28,950	26,270,990
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	23,336	21,182,922
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	29,190	26,288,444
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	52,048	48,434,245
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	27,875	25,249,088
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(a)	5.875	02/01/29	36,675	34,100,048

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

MEG Energy Corp. (Canada), (cont’d.)
Gtd. Notes, 144A(a)	7.125%	02/01/27	47,712	$48,523,104
Nabors Industries Ltd.,
Gtd. Notes, 144A(a)	7.250	01/15/26	26,955	25,573,556
Gtd. Notes, 144A(a)	7.500	01/15/28	66,185	61,055,663
Nabors Industries, Inc.,
Gtd. Notes(a)	5.750	02/01/25	45,170	43,094,571
Gtd. Notes, 144A(a)	7.375	05/15/27	1,775	1,707,594
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.200	03/15/40	1,771	1,736,179
Sr. Unsec’d. Notes	6.450	09/15/36	300	300,853
Sr. Unsec’d. Notes(a)	6.625	09/01/30	2,327	2,390,794
Sr. Unsec’d. Notes	6.950	07/01/24	413	417,324
Sr. Unsec’d. Notes	7.125	10/15/27	1,230	1,261,366
Sr. Unsec’d. Notes	7.150	05/15/28	22,392	23,316,130
Sr. Unsec’d. Notes	7.200	04/01/28	2,400	2,390,272
Sr. Unsec’d. Notes	7.875	09/15/31	850	922,501
Sr. Unsec’d. Notes	7.950	04/15/29	9,025	9,569,930
Sr. Unsec’d. Notes	7.950	06/15/39	8,100	8,919,730
Sr. Unsec’d. Notes	8.875	07/15/30	1,450	1,648,064
Parkland Corp. (Canada),
Gtd. Notes, 144A(a)	4.500	10/01/29	27,525	23,121,000
Gtd. Notes, 144A	4.625	05/01/30	25,925	21,582,563
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A(a)	6.875	01/15/29	8,275	7,426,813
Gtd. Notes, 144A	7.125	01/15/26	28,552	27,731,130
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	56,732	55,371,120
Gtd. Notes, 144A(a)	4.750	02/15/30	7,625	6,826,255
Southwestern Energy Co.,
Gtd. Notes(a)	4.750	02/01/32	33,475	28,797,622
Gtd. Notes(a)	5.375	02/01/29	15,208	14,230,680
Gtd. Notes(a)	5.375	03/15/30	69,031	63,096,168
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(a)	4.500	05/15/29	26,133	22,931,247
Gtd. Notes(a)	4.500	04/30/30	29,625	25,716,069
Gtd. Notes(a)	5.875	03/15/28	3,936	3,791,616
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	19,028	17,933,890
Gtd. Notes, 144A	7.500	01/15/26	8,233	7,533,195

See Notes to Financial Statements.

PGIM High Yield Fund    31

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Transocean, Inc., (cont’d.)
Gtd. Notes, 144A	8.000%	02/01/27	1,220	$1,076,650
Gtd. Notes, 144A	11.500	01/30/27	3,550	3,647,625

				1,252,240,425

Packaging & Containers 1.7%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(a)	6.500	06/30/27	39,731	32,380,513
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A(a)	4.000	09/01/29	4,615	3,686,231
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A	5.250	08/15/27	8,175	6,693,281
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/26	10,275	9,324,563
Sr. Unsec’d. Notes, 144A(a)	5.250	08/15/27	8,910	7,339,613
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28	33,920	29,377,210
Graphic Packaging International LLC,
Gtd. Notes(a)	4.125	08/15/24	11,225	10,964,723
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	18,475	13,209,625
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	35,362	30,625,260
LABL, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.875	11/01/28	24,240	21,025,521
Sr. Sec’d. Notes, 144A	6.750	07/15/26	275	262,478
Sr. Unsec’d. Notes, 144A(a)	8.250	11/01/29	48,477	39,281,704
Sr. Unsec’d. Notes, 144A(a)	10.500	07/15/27	5,486	5,120,623
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A(a)	7.875	08/15/26	21,000	21,133,662
OI European Group BV,
Gtd. Notes, 144A(a)	4.750	02/15/30	13,450	11,970,500
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.375	08/15/25	4,236	4,197,708
Gtd. Notes, 144A(a)	6.625	05/13/27	3,530	3,443,081

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	10/15/28	21,350	$18,398,144
Sealed Air Corp.,
Gtd. Notes, 144A(a)	6.125	02/01/28	5,150	5,071,397
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	6.625	11/01/25	7,042	6,480,109
Gtd. Notes, 144A	9.250	08/01/24	12,710	12,626,028
TriMas Corp.,
Gtd. Notes, 144A(a)	4.125	04/15/29	12,675	11,038,553

				303,650,527

Pharmaceuticals 2.1%

AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	48,526	40,743,882
Gtd. Notes, 144A(a)	5.125	03/01/30	14,182	12,230,766
Gtd. Notes, 144A	6.125	08/01/28	19,578	18,062,556
Bausch Health Americas, Inc.,
Gtd. Notes, 144A(a)	8.500	01/31/27	2,823	1,483,371
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	5.000	01/30/28	49,922	21,716,070
Gtd. Notes, 144A(a)	5.000	02/15/29	75,421	32,431,030
Gtd. Notes, 144A(a)	5.250	01/30/30	110,032	47,313,760
Gtd. Notes, 144A(a)	5.250	02/15/31	29,058	12,640,230
Gtd. Notes, 144A(a)	6.250	02/15/29	199,302	85,699,860
Gtd. Notes, 144A(a)	7.000	01/15/28	11,113	4,945,285
Gtd. Notes, 144A(a)	9.000	12/15/25	3,775	3,001,125
Sr. Sec’d. Notes, 144A	4.875	06/01/28	4,474	2,782,246
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A	4.375	01/15/29	11,647	10,278,478
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	14,623	12,901,920
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	44,569	37,986,528
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	34,502	27,735,595

				371,952,702

See Notes to Financial Statements.

PGIM High Yield Fund    33

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 3.2%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375%	06/15/29	33,170	$29,929,653
Gtd. Notes, 144A	5.750	03/01/27	35,490	33,511,974
Gtd. Notes, 144A(a)	5.750	01/15/28	40,953	38,443,374
Gtd. Notes, 144A	7.875	05/15/26	4,575	4,631,900
Cheniere Energy Partners LP,
Gtd. Notes(a)	4.000	03/01/31	34,475	29,777,701
Gtd. Notes(a)	4.500	10/01/29	1,322	1,198,452
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes	4.625	10/15/28	87,539	81,111,671
CNX Midstream Partners LP,
Gtd. Notes, 144A	4.750	04/15/30	6,950	5,706,900
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	7,937	7,638,725
Gtd. Notes	5.625	07/15/27	13,195	13,065,506
Gtd. Notes, 144A	6.450	11/03/36	3,455	3,504,977
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,145	15,267,666
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.125	12/01/26	50	44,515
Sr. Unsec’d. Notes(a)	5.500	07/15/28	2,300	2,052,388
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	3,242	3,128,688
Sr. Unsec’d. Notes, 144A(a)	6.500	07/01/27	26,949	25,545,786
Sr. Unsec’d. Notes, 144A(a)	7.500	06/01/27	7,125	6,984,476
Sr. Unsec’d. Notes, 144A(a)	7.500	06/01/30	7,051	6,744,940
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	15,486	14,453,178
Gtd. Notes	7.000	08/01/27	14,055	13,430,509
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,475	1,365,579
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	4,000	3,463,731
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	148	128,721
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	53,123	43,744,868
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	9,417	8,530,388
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	62,667	56,377,342
Gtd. Notes, 144A	6.000	03/01/27	15,384	14,286,326
Gtd. Notes, 144A(a)	6.000	12/31/30	26,167	22,568,625
Gtd. Notes, 144A	6.000	09/01/31	11,663	9,970,224
Gtd. Notes, 144A	7.500	10/01/25	6,207	6,181,816

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A(a)	3.875%	08/15/29	19,005	$16,416,980
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/31	14,185	12,169,017
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	22,264	21,188,937
Sr. Unsec’d. Notes(a)	4.300	02/01/30	4,719	4,182,824
Sr. Unsec’d. Notes	4.500	03/01/28	325	300,030
Sr. Unsec’d. Notes	5.450	04/01/44	578	485,455
Sr. Unsec’d. Notes(a)	5.500	08/15/48	6,380	5,336,547
Sr. Unsec’d. Notes	5.500	02/01/50	10,200	8,326,852

				571,197,241

Real Estate 1.3%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A(a)	7.875	11/15/25	62,969	56,996,076
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	5.750	12/01/25	34,691	34,266,892
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	35,275	29,397,147
Gtd. Notes, 144A	4.375	02/01/31	24,977	20,340,049
Gtd. Notes, 144A(a)	5.375	08/01/28	31,235	28,299,108
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	63,996	51,593,999
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A(a)	5.250	04/15/30	16,541	11,333,604
Gtd. Notes, 144A(a)	5.750	01/15/29	9,200	6,621,184

				238,848,059

Real Estate Investment Trusts (REITs) 2.4%

Diversified Healthcare Trust,
Gtd. Notes(a)	4.375	03/01/31	50,779	35,564,362
Gtd. Notes	9.750	06/15/25	46,956	45,561,306
Sr. Unsec’d. Notes	4.750	05/01/24	9,674	8,599,989
Sr. Unsec’d. Notes(a)	4.750	02/15/28	45,104	29,433,183
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(a)	3.500	03/15/31	37,561	25,746,305
Gtd. Notes(a)	4.625	08/01/29	7,075	5,290,597
Gtd. Notes(a)	5.000	10/15/27	27,554	22,747,199
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25	51,540	51,800,106

See Notes to Financial Statements.

PGIM High Yield Fund    35

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Sabra Health Care LP,
Gtd. Notes	5.125%	08/15/26		6,308	$5,962,621
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29		545	448,968
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/25		133,858	136,493,664
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A(a)	4.750	04/15/28		5,595	4,435,981
Sr. Sec’d. Notes, 144A	10.500	02/15/28		13,200	13,203,886
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26		4,950	4,620,590
Gtd. Notes, 144A	4.500	01/15/28		11,899	10,966,087
Gtd. Notes, 144A	4.625	12/01/29		36,481	32,843,172
Gtd. Notes, 144A	5.625	05/01/24		2,154	2,138,786

					435,856,802

Retail 4.4%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		77,766	64,230,828
Sr. Sec’d. Notes, 144A	3.875	01/15/28		11,548	10,301,855
At Home Group, Inc.,
Gtd. Notes, 144A(a)	7.125	07/15/29		64,767	40,313,145
Sr. Sec’d. Notes, 144A(a)	4.875	07/15/28		6,650	4,921,811
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%(a)	7.750	04/01/27		6,975	5,027,951
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		5,386	5,254,802
Sr. Unsec’d. Notes	3.875	05/15/23		9,130	9,084,564
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A(a)	5.875	07/01/29		24,220	18,409,085
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes(a)	4.375	02/07/25	EUR	26,954	24,891,186
Sr. Sec’d. Notes	6.250	10/30/25	EUR	32,433	30,267,015
Sr. Sec’d. Notes, 144A	6.750	02/07/25		9,084	8,175,600
Sr. Sec’d. Notes, 144A	8.500	10/30/25		32,008	28,813,602
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A(a)	5.375	04/01/26		8,315	7,495,825
Sr. Unsec’d. Notes, 144A	5.875	04/01/29		5,438	4,439,608

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(a)	6.750%	01/15/30	49,510	$41,024,446
Sr. Sec’d. Notes, 144A(a)	4.625	01/15/29	12,925	11,185,725
Foundation Building Materials, Inc.,
Gtd. Notes, 144A(a)	6.000	03/01/29	54,640	43,398,809
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.625	10/01/29	24,494	18,013,903
Gtd. Notes, 144A(a)	3.875	10/01/31	47,182	33,718,477
LBM Acquisition LLC,
Gtd. Notes, 144A(a)	6.250	01/15/29	36,670	26,157,771
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	28,625	23,394,764
Park River Holdings, Inc.,
Gtd. Notes, 144A(a)	5.625	02/01/29	71,577	50,082,980
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	9,165	6,482,765
Patrick Industries, Inc.,
Gtd. Notes, 144A(a)	4.750	05/01/29	16,210	13,775,690
Gtd. Notes, 144A	7.500	10/15/27	12,225	12,022,096
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25	62,320	60,784,455
SRS Distribution, Inc.,
Gtd. Notes, 144A(a)	6.000	12/01/29	44,097	36,755,435
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	33,701	32,041,372
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	39,247	32,673,128
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A	4.500	03/15/29	59,075	51,135,320
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A(a)	6.875	10/15/28	25,060	22,741,616
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK
9.000%	8.250	03/15/26	4,125	3,893,071

				780,908,700

Software 0.5%

Black Knight InfoServ LLC,
Gtd. Notes, 144A	3.625	09/01/28	57,101	49,941,538

See Notes to Financial Statements.

PGIM High Yield Fund    37

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A	7.125%	10/02/25		37,408	$37,124,287
Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26		1,065	979,800
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A	5.000	12/15/29		2,509	2,092,083

					90,137,708

Telecommunications 4.2%

Altice France SA (France),
Sr. Sec’d. Notes, 144A(a)	8.125	02/01/27		72,515	67,801,525
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25		16,684	4,150,064
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A(a)	8.000	12/31/26		58,118	25,509,994
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%(a)	13.000	12/31/25		75,441	36,886,012
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24		76,959	66,858,103
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23		178,995	69,785,676
Iliad Holding SASU (France),
Sr. Sec’d. Notes	5.625	10/15/28	EUR	2,600	2,520,503
Sr. Sec’d. Notes, 144A	6.500	10/15/26		27,950	26,133,250
Sr. Sec’d. Notes, 144A(a)	7.000	10/15/28		38,725	35,433,375
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		110,159	110
Gtd. Notes, 144A^	8.500	10/15/24(d)		55,297	55
Gtd. Notes, 144A^	9.750	07/15/25(d)		89,167	89
Sr. Sec’d. Notes, 144A	6.500	03/15/30		101,045	87,909,150
Level 3 Financing, Inc.,
Gtd. Notes, 144A(a)	3.750	07/15/29		7,089	4,458,612
Gtd. Notes, 144A(a)	4.250	07/01/28		15,745	10,738,925
Gtd. Notes, 144A	4.625	09/15/27		11,500	8,592,002
Sr. Sec’d. Notes, 144A	3.400	03/01/27		8,925	7,517,931
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39		19,172	9,491,828
Sr. Unsec’d. Notes, Series U(a)	7.650	03/15/42		20,660	10,300,111
Sprint Capital Corp.,
Gtd. Notes(a)	6.875	11/15/28		11,526	12,083,630
Gtd. Notes	8.750	03/15/32		34,652	41,236,505

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Sprint LLC,
Gtd. Notes	7.125%	06/15/24	33,082	$33,506,287
Gtd. Notes	7.625	02/15/25	36,161	37,067,689
Gtd. Notes	7.625	03/01/26	13,302	13,811,371
Gtd. Notes	7.875	09/15/23	29,489	29,776,340
Viasat, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.625	04/15/27	1,251	1,141,001
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	73,512	68,126,680
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.000	03/01/27	18,115	13,913,189
Sr. Unsec’d. Notes, 144A(a)	6.125	03/01/28	26,423	16,685,667

				741,435,674

Transportation 0.0%

XPO Escrow Sub LLC,
Gtd. Notes, 144A

	7.500	11/15/27	7,975	8,120,888

Trucking & Leasing 0.2%

Fortress Transportation & Infrastructure Investors LLC,
Gtd. Notes, 144A(a)

	5.500	05/01/28	31,520	28,278,921

TOTAL CORPORATE BONDS (cost $17,493,386,882)				14,852,836,457

FLOATING RATE AND OTHER LOANS 3.3%

Airlines 0.3%

United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%	8.568(c)	04/21/28	45,440	45,331,127

Chemicals 0.0%

Venator Materials LLC,
Term Loan	— (p)	08/08/24	3,814	2,814,705

Computers 0.1%

Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%	8.385(c)	02/01/28	21,813	21,574,959

See Notes to Financial Statements.

PGIM High Yield Fund    39

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Cosmetics/Personal Care 0.1%

Rainbow Finco Sarl (Luxembourg),
Facility B3 Loan, SONIA + 4.750%	8.678%(c)	02/23/29	GBP	11,625	$12,829,523
Rainbow Midco Ltd. (United Kingdom),
Term Loan, 6 Month EURIBOR + 7.750%^	8.658(c)	02/22/30		13,500	13,409,862

					26,239,385

Electric 0.1%

Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%	10.415(c)	07/30/26		35,287	11,653,678

Entertainment 0.1%

Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	7.620(c)	10/21/24		9,074	9,051,737

Housewares 0.1%

SWF Holdings I Corp.,
Initial Term Loan, 3 Month LIBOR + 4.000%	8.753(c)	10/06/28		28,976	24,931,475

Insurance 0.2%

Asurion LLC,
New B-04 Term Loan, 1 Month LIBOR + 5.250%	9.885(c)	01/20/29		49,925	42,353,025

Media 0.4%

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.062(c)	01/17/28		12,400	11,578,500
Diamond Sports Group LLC,
First Lien Term Loan, 3 Month SOFR + 8.150%	12.775(c)	05/25/26		41,706	38,786,535
Second Lien Term loan, 3 Month SOFR + 3.400%	8.025(c)	08/24/26		136,549	14,849,724

					65,214,759

Oil & Gas 0.3%

Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	13.815(c)	11/01/25		58,174	61,664,440

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Retail 0.3%

EG America LLC (United Kingdom),
Project Becker Additional Facility, 3 Month LIBOR + 4.250%	8.980%(c)	03/31/26	14,095	$13,143,421
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%	8.385(c)	03/06/28	45,696	44,905,860

				58,049,281

Software 0.8%

Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	8.385(c)	10/02/25	12,143	11,977,762
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	10.135(c)	02/27/26	11,900	11,550,437
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.290%	12.115(c)	06/13/25	30,459	25,798,800
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	8.325(c)	06/13/24	28,214	26,564,657
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.930(c)	07/14/28	50,265	43,259,023
West Technology Group LLC,
Term B-3 Loan, 3 Month SOFR + 4.250%	8.926(c)	04/10/27	19,544	17,180,338

				136,331,017

Telecommunications 0.5%

Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	7.885(c)	05/27/24	7,297	6,278,441
Intrado Corp.,
Initial Term Loan, 3 Month SOFR + 4.000%	8.676(c)	01/31/30	16,110	15,979,106
MLN US Holdco LLC,
Initial Term Loan, 6 Month SOFR + 6.440%	10.894(c)	10/18/27	1,038	985,725
Initial Term Loan (Second Out (1st Lien Roll-Up)), 6 Month SOFR + 6.700%^	11.154(c)	10/18/27	2,343	1,640,279
Term Loan, 3 Month LIBOR + 9.250%	13.704(c)	10/18/27	70	51,504

See Notes to Financial Statements.

PGIM High Yield Fund    41

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	8.635%(c)	10/02/28	61,151	$50,755,278
Term Loan, 1 Month LIBOR + 7.000%^	11.570(c)	10/01/29	19,845	12,700,800

				88,391,133

TOTAL FLOATING RATE AND OTHER LOANS (cost $673,318,127)				593,600,721

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Notes(k)	2.500	03/31/27	60,475	56,397,662
U.S. Treasury Notes(k)	2.625	05/31/27	100,565	94,106,842
U.S. Treasury Notes(a)	3.875	11/30/27	476,400	469,588,971

TOTAL U.S. TREASURY OBLIGATIONS (cost $635,224,543)				620,093,475

			Shares

COMMON STOCKS 1.8%

Chemicals 0.3%

TPC Group, Inc.*^			2,374,523	47,490,460

Electric Utilities 0.2%

GenOn Energy Holdings, Inc. (Class A Stock) (original cost $21,213,596; purchased 02/28/19 - 10/23/20)*^(a)(f)			195,390	19,539,000
Keycon Power Holdings LLC*^			82,238	10,436,002

				29,975,002

Gas Utilities 0.5%

Ferrellgas Partners LP (Class B Stock)^			432,445	81,661,876

Hotels, Restaurants & Leisure 0.0%

CEC Entertainment, Inc.*			240,485	3,667,396

Independent Power & Renewable Electricity Producers 0.0%

Vistra Corp.			342,429	7,530,014

Oil, Gas & Consumable Fuels 0.5%

Chesapeake Energy Corp.			1,181,079	95,442,994

See Notes to Financial Statements.

42

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.3%

Intelsat Jackson Holdings SA (Luxembourg)*(a)	2,411,616	$59,084,592

TOTAL COMMON STOCKS (cost $229,182,472)		324,852,334

PREFERRED STOCKS 0.8%

Capital Markets 0.0%

Goldman Sachs Group, Inc. (The), 6.375%(c), 3 Month LIBOR +
3.550%, Series K, Maturing 05/10/24(oo)	87,000	2,202,840

Construction Materials 0.0%

New Millennium Homes LLC, Maturing 01/01/49*^	2,000	10,000

Gas Utilities 0.8%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	142,275	142,275,000

Media 0.0%

Adelphia Communications Corp.*^	20,000	20

TOTAL PREFERRED STOCKS (cost $140,262,643)		144,487,860

	Units

RIGHTS* 0.0%

Wireless Telecommunication Services

Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	252,558	2,407,080
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	252,558	499,938

TOTAL RIGHTS (cost $0)		2,907,018

WARRANTS* 0.0%

Chemicals

Hercules, Inc., expiring 03/31/29 (cost $0)	230	—

TOTAL LONG-TERM INVESTMENTS (cost $19,511,213,645)		16,876,038,006

See Notes to Financial Statements.

PGIM High Yield Fund    43

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Shares	Value

SHORT-TERM INVESTMENTS 19.0%

AFFILIATED MUTUAL FUNDS 17.9%
PGIM Core Short-Term Bond Fund(wc)	34,233,992	$313,241,029
PGIM Core Ultra Short Bond Fund(wc)	208,018,068	208,018,068
PGIM Institutional Money Market Fund
(cost $2,663,776,882; includes $2,653,969,342 of cash collateral for securities on loan)(b)(wc)	2,666,133,667	2,665,333,826

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,183,675,808)		3,186,592,923

UNAFFILIATED FUND 1.1%
Dreyfus Government Cash Management (Institutional Shares) (cost $194,682,080)	194,682,080	194,682,080

TOTAL SHORT-TERM INVESTMENTS (cost $3,378,357,888)		3,381,275,003

TOTAL INVESTMENTS 113.6% (cost $22,889,571,533)		20,257,313,009
Liabilities in excess of other assets(z) (13.6)%		(2,427,648,704)

NET ASSETS 100.0%		$17,829,664,305

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

CVR—Contingent Value Rights

DAC—Designated Activity Company

EURIBOR—Euro Interbank Offered Rate

iBoxx—Bond Market Indices

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

See Notes to Financial Statements.

44

SONIA—Sterling Overnight Index Average

T—Swap payment upon termination

TD—The Toronto-Dominion Bank

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $332,782,592 and 1.9% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,600,324,117; cash collateral of $2,653,969,342 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2023.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $288,060,540. The aggregate value of $72,131,842 is 0.4% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
4,993	2 Year U.S. Treasury Notes	Jun. 2023	$1,017,206,724	$(2,917,656)
286	5 Year Euro-Bobl	Mar. 2023	34,842,203	(1,340,293)
6,811	5 Year U.S. Treasury Notes	Jun. 2023	729,149,494	(4,021,739)
7,937	10 Year U.S. Treasury Notes	Jun. 2023	886,215,656	(1,560,040)
6	Euro Schatz Index	Mar. 2023	666,224	(10,984)

				(9,850,712)

Short Positions:
139	10 Year Euro-Bund	Mar. 2023	19,540,468	1,306,461
415	20 Year U.S. Treasury Bonds	Jun. 2023	51,965,781	274,691
910	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	122,906,875	346,992

				1,928,144

				$(7,922,568)

See Notes to Financial Statements.

PGIM High Yield Fund    45

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Forward foreign currency exchange contracts outstanding at February 28, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/02/23	TD	EUR	72,768	$77,429,613	$76,975,923	$—	$(453,690)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/02/23	BNP	GBP	35,339	$43,584,704	$42,508,318	$1,076,386	$—
Expiring 04/04/23	MSI	GBP	24,484	29,564,765	29,470,335	94,430	—
Euro,
Expiring 03/02/23	MSI	EUR	72,768	79,281,337	76,975,923	2,305,414	—
Expiring 04/04/23	TD	EUR	72,768	77,582,426	77,131,066	451,360	—

				$230,013,232	$226,085,642	3,927,590	—

						$3,927,590	$(453,690)

Credit default swap agreements outstanding at February 28, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at February 28, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.39.V1	12/20/27	5.000%(Q)	478,400	$(10,857,749)	$(11,709,247)	$(851,498)
CDX.NA.IG.39.V1	12/20/32	1.000%(Q)	722,680	16,424,165	7,371,628	(9,052,537)

				$5,566,416	$(4,337,619)	$(9,904,035)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2023(4)	Value at Trade Date	Value at February 28, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	200,668	4.220%	$(3,680,169)	$7,440,979	$11,121,148

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

See Notes to Financial Statements.

46

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at February 28, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.550%	MSI	03/20/23	(84,650)	$(307,918)	$—	$(307,918)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.550%	BARC	03/20/23	(43,370)	(106,565)	—	(106,565)

					$(414,483)	$—	$(414,483)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

PGIM High Yield Fund    47

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$—	$(414,483)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$44,000	$63,058,700

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$336,054,060	$—
Convertible Bond	—	1,206,081	—
Corporate Bonds	—	14,852,124,182	712,275
Floating Rate and Other Loans	—	565,849,780	27,750,941
U.S. Treasury Obligations	—	620,093,475	—
Common Stocks	102,973,008	62,751,988	159,127,338
Preferred Stocks	2,202,840	—	142,285,020
Rights	—	—	2,907,018
Warrants	—	—	—
Short-Term Investments
Affiliated Mutual Funds	3,186,592,923	—	—
Unaffiliated Fund	194,682,080	—	—

Total	$3,486,450,851	$16,438,079,566	$332,782,592

Other Financial Instruments*
Assets
Futures Contracts	$1,928,144	$—	$—

See Notes to Financial Statements.

48

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$3,927,590	$—
Centrally Cleared Credit Default Swap Agreement	—	11,121,148	—

Total	$1,928,144	$15,048,738	$—

Liabilities
Futures Contracts	$(9,850,712)	$—	$—

OTC Forward Foreign Currency Exchange Contract	—	(453,690)	—
Centrally Cleared Credit Default Swap Agreements	—	(9,904,035)	—
OTC Total Return Swap Agreements	—	(414,483)	—

Total	$(9,850,712)	$(10,772,208)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks
Balance as of 08/31/22	$712,275	$28,635,213	$31,928,902
Realized gain (loss)	—	—	1,500,555
Change in unrealized appreciation (depreciation)	(5,616,419)	(3,496,458)	38,408,885
Purchases/Exchanges/Issuances	—	8,529,039	25,727,151
Sales/Paydowns	—	(6,026,499)	(20,492,133)
Accrued discount/premium	5,616,419	109,646	—
Transfers into Level 3*	—	—	82,053,978
Transfers out of Level 3*	—	—	—

Balance as of 02/28/23	$712,275	$27,750,941	$159,127,338

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(5,616,419)	$(3,496,458)	$38,408,885

	Preferred Stocks	Rights	Warrants	Unfunded Loan Commitment

Balance as of 08/31/22	$142,285,020	$2,907,018	$4,820	$—
Realized gain (loss)	—	—	(5)	—
Change in unrealized appreciation (depreciation)	127,623	—	(4,815)	—
Purchases/Exchanges/Issuances	—	—	—	—
Sales/Paydowns	(127,623)	—	—	—
Accrued discount/premium	—	—	—	—

See Notes to Financial Statements.

PGIM High Yield Fund    49

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

	Preferred Stocks	Rights	Warrants	Unfunded Loan Commitment

Transfers into Level 3*	$—	$—	$—	$—
Transfers out of Level 3*	—	—	—	—

Balance as of 02/28/23	$142,285,020	$2,907,018	$—	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$127,623	$—	$—	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of February 28, 2023	Valuation Approach	Valuation Methodology	Unobservable Inputs

Corporate Bonds	$254	Market	Contingent Value	Contingent Value
Corporate Bonds	712,021	Market	Transaction Based	Unadjusted Last Traded Price
Floating Rate and Other Loans	13,409,862	Market	Comparable Bond	Discounted Yield Curve Spread
Common Stocks	10,436,002	Market	Enterprise Value	Discount Rate
Common Stocks	47,490,460	Market	Enterprise Value	Implied Equity Value
Common Stocks	81,661,876	Market	Transaction Based/Broker Quote	Allocation Rate
Preferred Stocks	20	Market	Contingent Value	Contingent Value
Preferred Stocks	10,000	Market	Discounted Cash Flow	Discount Rate
Preferred Stocks	142,275,000	Market	Transaction Based	Unadjusted Purchase Price
Rights	2,907,018	Market	Contingent Value	Contingent Value

	$298,902,513

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of February 28, 2023, the aggregate value of these securities and/or derivatives was $33,880,079. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

See Notes to Financial Statements.

50

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2023 were as follows:

Affiliated Mutual Funds (14.9% represents investments purchased with collateral from securities on loan)	17.9%
Oil & Gas	7.3
Media	7.1
Electric	5.0
Home Builders	4.8
Retail	4.7
Telecommunications	4.7
Commercial Services	4.3
Healthcare-Services	3.5
U.S. Treasury Obligations	3.5
Pipelines	3.2
Aerospace & Defense	3.1
Foods	3.0
Chemicals	2.9
Entertainment	2.9
Diversified Financial Services	2.8
Real Estate Investment Trusts (REITs)	2.4
Pharmaceuticals	2.1
Building Materials	1.9
Collateralized Loan Obligations	1.9
Packaging & Containers	1.7
Auto Manufacturers	1.6
Mining	1.6
Lodging	1.4
Real Estate	1.3
Software	1.3
Gas Utilities	1.3
Airlines	1.2
Unaffiliated Fund	1.1
Healthcare-Products	1.0
Auto Parts & Equipment	1.0
Leisure Time	0.9
Computers	0.8
Housewares	0.7
Machinery-Diversified	0.7
Internet	0.6

Oil, Gas & Consumable Fuels	0.5%
Gas	0.5
Electrical Components & Equipment	0.4
Household Products/Wares	0.4
Apparel	0.4
Distribution/Wholesale	0.4
Banks	0.4
Insurance	0.3
Wireless Telecommunication Services	0.3
Advertising	0.3
Agriculture	0.3
Iron/Steel	0.3
Electronics	0.3
Engineering & Construction	0.2
Environmental Control	0.2
Miscellaneous Manufacturing	0.2
Electric Utilities	0.2
Trucking & Leasing	0.2
Cosmetics/Personal Care	0.1
Machinery-Construction & Mining	0.1
Metal Fabricate/Hardware	0.1
Coal	0.1
Office/Business Equipment	0.1
Home Furnishings	0.1
Transportation	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Hotels, Restaurants & Leisure	0.0	*
Capital Markets	0.0	*
Construction Materials	0.0	*

	113.6
Liabilities in excess of other assets	(13.6)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the

See Notes to Financial Statements.

PGIM High Yield Fund    51

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$11,121,148*		Due from/to broker-variation margin swaps	$9,904,035*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,927,590		Unrealized depreciation on OTC forward foreign currency exchange contracts	453,690
Interest rate contracts	Due from/to broker-variation margin futures	1,928,144	*	Due from/to broker-variation margin futures	9,850,712	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	414,483

		$16,976,882			$20,622,920

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$19,565,631
Foreign exchange contracts	—	(4,375,831)	—
Interest rate contracts	(118,156,032)	—	14,548,110

Total	$(118,156,032)	$(4,375,831)	$34,113,741

See Notes to Financial Statements.

52

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(13,885,383)
Foreign exchange contracts	—	362,590	—
Interest rate contracts	10,681,954	—	(11,558,243)

Total	$10,681,954	$362,590	$(25,443,626)

For the six months ended February 28, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$2,969,505,816

Futures Contracts - Short Positions (1)	199,724,057

Forward Foreign Currency Exchange Contracts - Purchased (2)	103,024,925

Forward Foreign Currency Exchange Contracts - Sold (2)	230,650,298

Credit Default Swap Agreements - Buy Protection (1)	882,146,626

Credit Default Swap Agreements - Sell Protection (1)	331,071,467

Total Return Swap Agreements (1)	421,118,333

*	Average volume is based on average quarter end balances as noted for the six months ended February 28, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$2,600,324,117	$(2,600,324,117)	$—

See Notes to Financial Statements.

PGIM High Yield Fund    53

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$—	$(106,565)	$(106,565)	$—	$(106,565)
BNP	1,076,386	—	1,076,386	(1,076,386)	—
MSI	2,399,844	(307,918)	2,091,926	(1,874,890)	217,036
TD	451,360	(453,690)	(2,330)	—	(2,330)

	$3,927,590	$(868,173)	$3,059,417	$(2,951,276)	$108,141

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

54

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2023

Assets

Investments at value, including securities on loan of $2,600,324,117:
Unaffiliated investments (cost $19,705,895,725)	$17,070,720,086
Affiliated investments (cost $3,183,675,808)	3,186,592,923
Cash	11,027,566
Foreign currency, at value (cost $15,988,064)	15,644,405
Dividends and interest receivable	291,187,377
Receivable for investments sold	40,374,117
Receivable for Fund shares sold	37,380,378
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,927,590
Due from broker—variation margin swaps	741,982
Due from broker—variation margin futures	326,790
Deposit with broker for centrally cleared/exchange-traded derivatives	44,000
Prepaid expenses and other assets	344,155

Total Assets	20,658,311,369

Liabilities

Payable to broker for collateral for securities on loan	2,653,969,342
Payable for Fund shares purchased	78,397,487
Payable for investments purchased	63,740,520
Accrued expenses and other liabilities	15,277,332
Dividends payable	10,609,587
Management fee payable	5,117,773
Distribution fee payable	469,713
Unrealized depreciation on OTC forward foreign currency exchange contracts	453,690
Unrealized depreciation on OTC swap agreements	414,483
Affiliated transfer agent fee payable	197,137

Total Liabilities	2,828,647,064

Net Assets	$17,829,664,305

Net assets were comprised of:
Common stock, at par	$39,008,200
Paid-in capital in excess of par	21,017,900,108
Total distributable earnings (loss)	(3,227,244,003)

Net assets, February 28, 2023	$17,829,664,305

See Notes to Financial Statements.

PGIM High Yield Fund    55

Statement of Assets and Liabilities   (unaudited)

as of February 28, 2023

Class A

Net asset value and redemption price per share,
($1,402,210,729 ÷ 307,151,003 shares of common stock issued and outstanding)	$4.57
Maximum sales charge (3.25% of offering price)	0.15

Maximum offering price to public	$4.72

Class C

Net asset value, offering price and redemption price per share,
($213,453,435 ÷ 46,817,030 shares of common stock issued and outstanding)	$4.56

Class R

Net asset value, offering price and redemption price per share,
($61,010,449 ÷ 13,371,607 shares of common stock issued and outstanding)	$4.56

Class Z

Net asset value, offering price and redemption price per share,
($8,557,185,864 ÷ 1,870,014,271 shares of common stock issued and outstanding)	$4.58

Class R2

Net asset value, offering price and redemption price per share,
($38,119,157 ÷ 8,342,911 shares of common stock issued and outstanding)	$4.57

Class R4

Net asset value, offering price and redemption price per share,
($32,064,744 ÷ 7,018,776 shares of common stock issued and outstanding)	$4.57

Class R6

Net asset value, offering price and redemption price per share,
($7,525,619,927 ÷ 1,648,104,362 shares of common stock issued and outstanding)	$4.57

See Notes to Financial Statements.

56

Statement of Operations   (unaudited)

Six Months Ended February 28, 2023

Net Investment Income (Loss)

Income
Interest income	$638,285,263
Unaffiliated dividend income	18,956,128
Affiliated dividend income	10,219,959
Income from securities lending, net (including affiliated income of $5,108,812)	5,700,882

Total income	673,162,232

Expenses
Management fee	33,278,737
Distribution fee(a)	3,137,995
Shareholder servicing fees(a)	35,193
Transfer agent’s fees and expenses (including affiliated expense of $485,399)(a)	7,658,660
Custodian and accounting fees	516,671
Shareholders’ reports	461,133
Registration fees(a)	288,587
Directors’ fees	120,891
Professional fees	60,011
Audit fee	22,563
Miscellaneous	129,978

Total expenses	45,710,419
Less: Fee waiver and/or expense reimbursement(a)	(12,019)
Distribution fee waiver(a)	(77,094)

Net expenses	45,621,306

Net investment income (loss)	627,540,926

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $101,369)	(109,461,415)
Futures transactions	(118,156,032)
Forward currency contract transactions	(4,375,831)
Swap agreement transactions	34,113,741
Foreign currency transactions	(138,119)

(198,017,656)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,752,955)	(238,696,935)
Futures	10,681,954
Forward currency contracts	362,590
Swap agreements	(25,443,626)
Foreign currencies	(747,323)

(253,843,340)

Net gain (loss) on investment and foreign currency transactions	(451,860,996)

Net Increase (Decrease) In Net Assets Resulting From Operations	$175,679,930

See Notes to Financial Statements.

PGIM High Yield Fund    57

Statement of Operations   (unaudited)

Six Months Ended February 28, 2023

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,767,210	1,092,366	231,281	—	47,138	—	—
Shareholder servicing fees	—	—	—	—	18,855	16,338	—
Transfer agent’s fees and expenses	924,866	91,787	59,723	6,366,338	33,656	29,001	153,289
Registration fees	25,214	15,865	5,681	137,236	5,930	7,586	91,075
Fee waiver and/or expense reimbursement	—	—	—	—	(5,215)	(6,804)	—
Distribution fee waiver	—	—	(77,094)	—	—	—	—

See Notes to Financial Statements.

58

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended February 28, 2023	Year Ended August 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$627,540,926	$1,212,924,229
Net realized gain (loss) on investment and foreign currency transactions	(198,017,656)	(148,422,882)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(253,843,340)	(3,439,473,771)

Net increase (decrease) in net assets resulting from operations	175,679,930	(2,374,972,424)

Dividends and Distributions
Distributions from distributable earnings
Class A	(51,616,408)	(111,802,947)
Class C	(7,192,951)	(15,608,268)
Class R	(2,149,278)	(4,680,265)
Class Z	(329,590,597)	(811,188,784)
Class R2	(1,349,510)	(2,773,631)
Class R4	(1,213,075)	(2,295,804)
Class R6	(300,119,128)	(596,864,104)

	(693,230,947)	(1,545,213,803)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,547,824,318	8,016,038,450
Net asset value of shares issued in reinvestment of dividends and distributions	618,423,356	1,337,105,023
Cost of shares purchased	(4,458,499,552)	(10,637,824,802)

Net increase (decrease) in net assets from Fund share transactions	(292,251,878)	(1,284,681,329)

Total increase (decrease)	(809,802,895)	(5,204,867,556)

Net Assets:
Beginning of period	18,639,467,200	23,844,334,756

End of period	$17,829,664,305	$18,639,467,200

See Notes to Financial Statements.

PGIM High Yield Fund    59

Financial Highlights   (unaudited)

Class A Shares
	Six Months Ended
	February 28,		Year Ended August 31,
	2023		2022	2021	2020		2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.70		$5.60	$5.36	$5.49		$5.44	$5.57
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.27	0.28	0.32		0.31	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.11)		(0.83)	0.29	(0.13	)(b)	0.07	(0.12)
Total from investment operations	0.04		(0.56)	0.57	0.19		0.38	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.28)	(0.31)	(0.32)		(0.33)	(0.32)
Distributions from net realized gains	-		(0.06)	(0.02)	-		-	-
Total dividends and distributions	(0.17)		(0.34)	(0.33)	(0.32)		(0.33)	(0.32)
Net asset value, end of period	$4.57		$4.70	$5.60	$5.36		$5.49	$5.44
Total Return(c):	0.84%		(10.37)%	10.83%	3.67%		7.28%	3.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,402,211		$1,482,194	$1,845,347	$1,738,601		$1,687,802	$1,295,643
Average net assets (000)	$1,425,484		$1,692,604	$1,758,634	$1,639,881		$1,402,647	$1,328,272
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.76	%(e)	0.75%	0.75%	0.79%		0.80%	0.80%
Expenses before waivers and/or expense reimbursement	0.76	%(e)	0.75%	0.75%	0.79%		0.80%	0.80%
Net investment income (loss)	6.59	%(e)	5.14%	5.01%	5.96%		5.82%	5.75%
Portfolio turnover rate(f)	12%		38%	56%	45%		43%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

60

Class C Shares
	Six Months Ended
	February 28,		Year Ended August 31,

	2023		2022	2021	2020		2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.69		$5.59	$5.35	$5.48		$5.43	$5.56
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.23	0.24	0.28		0.28	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.11)		(0.83)	0.29	(0.13	)(b)	0.06	(0.13)
Total from investment operations	0.02		(0.60)	0.53	0.15		0.34	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.24)	(0.27)	(0.28)		(0.29)	(0.28)
Distributions from net realized gains	-		(0.06)	(0.02)	-		-	-
Total dividends and distributions	(0.15)		(0.30)	(0.29)	(0.28)		(0.29)	(0.28)
Net asset value, end of period	$4.56		$4.69	$5.59	$5.35		$5.48	$5.43
Total Return(c):	0.47%		(11.04)%	10.05%	2.95%		6.55%	2.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$213,453		$228,267	$285,550	$264,771		$234,165	$249,818
Average net assets (000)	$220,284		$265,453	$276,522	$240,674		$234,601	$258,579
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.48	%(e)	1.47%	1.46%	1.49%		1.49%	1.50%
Expenses before waivers and/or expense reimbursement	1.48	%(e)	1.47%	1.46%	1.49%		1.49%	1.50%
Net investment income (loss)	5.87	%(e)	4.41%	4.29%	5.27%		5.14%	5.04%
Portfolio turnover rate(f)	12%		38%	56%	45%		43%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund    61

Financial Highlights   (unaudited) (continued)

Class R Shares

	Six Months Ended February 28,		Year Ended August 31,

	2023		2022	2021	2020		2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.69		$5.59	$5.36	$5.49		$5.43	$5.57
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.25	0.26	0.30		0.30	0.30
Net realized and unrealized gain (loss)on investment and foreign currency transactions	(0.11)		(0.82)	0.28	(0.13	)(b)	0.07	(0.13)
Total from investment operations	0.03		(0.57)	0.54	0.17		0.37	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.27)	(0.29)	(0.30)		(0.31)	(0.31)
Distributions from net realized gains	-		(0.06)	(0.02)	-		-	-
Total dividends and distributions	(0.16)		(0.33)	(0.31)	(0.30)		(0.31)	(0.31)
Net asset value, end of period	$4.56		$4.69	$5.59	$5.36		$5.49	$5.43
Total Return(c):	0.66%		(10.67)%	10.31%	3.35%		7.17%	3.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61,010		$65,159	$80,110	$75,437		$74,523	$71,841
Average net assets (000)	$62,186		$74,379	$75,371	$73,040		$71,667	$71,368
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.09	%(e)	1.06%	1.04%	1.10%		1.09%	1.09%
Expenses before waivers and/or expense reimbursement	1.34	%(e)	1.31%	1.29%	1.35%		1.34%	1.34%
Net investment income (loss)	6.26	%(e)	4.83%	4.71%	5.67%		5.55%	5.46%
Portfolio turnover rate(f)	12%		38%	56%	45%		43%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

62

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2023		2022	2021	2020		2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.71		$5.61	$5.37	$5.50		$5.45	$5.58
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.28	0.29	0.33		0.33	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.12)		(0.82)	0.29	(0.13	)(b)	0.06	(0.12)
Total from investment operations	0.04		(0.54)	0.58	0.20		0.39	0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.30)	(0.32)	(0.33)		(0.34)	(0.34)
Distributions from net realized gains	-		(0.06)	(0.02)	-		-	-
Total dividends and distributions	(0.17)		(0.36)	(0.34)	(0.33)		(0.34)	(0.34)
Net asset value, end of period	$4.58		$4.71	$5.61	$5.37		$5.50	$5.45
Total Return(c):	0.96%		(10.12)%	11.09%	3.94%		7.56%	3.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,557,186		$9,297,381	$12,845,347	$9,241,395		$4,643,766	$3,670,684
Average net assets (000)	$8,813,740		$11,828,293	$11,069,596	$6,354,707		$4,021,108	$3,176,813
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.53	%(e)	0.51%	0.50%	0.53%		0.54%	0.55%
Expenses before waivers and/or expense reimbursement	0.53	%(e)	0.51%	0.50%	0.53%		0.54%	0.55%
Net investment income (loss)	6.83	%(e)	5.37%	5.22%	6.18%		6.09%	6.01%
Portfolio turnover rate(f)	12%		38%	56%	45%		43%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund    63

Financial Highlights   (unaudited) (continued)

Class R2 Shares
	Six Months Ended February 28,		Year Ended August 31,					December 27, 2017(a) through August 31,
	2023		2022	2021	2020		2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$4.70		$5.60	$5.37	$5.50		$5.44	$5.52
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.26	0.26	0.31		0.31	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.12)		(0.83)	0.29	(0.13	)(c)	0.07	(0.07)
Total from investment operations	0.03		(0.57)	0.55	0.18		0.38	0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.27)	(0.30)	(0.31)		(0.32)	(0.22)
Distributions from net realized gains	-		(0.06)	(0.02)	-		-	-
Total dividends and distributions	(0.16)		(0.33)	(0.32)	(0.31)		(0.32)	(0.22)
Net asset value, end of period	$4.57		$4.70	$5.60	$5.37		$5.50	$5.44
Total Return(d):	0.76%		(10.51)%	10.45%	3.55%		7.36%	2.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,119		$38,316	$44,289	$13,815		$7,402	$4,395
Average net assets (000)	$38,023		$43,115	$34,097	$8,936		$6,253	$967
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.91%	(f)	0.91%	0.91%	0.91%		0.91%	0.91%	(f)
Expenses before waivers and/or expense reimbursement	0.94%	(f)	0.92%	0.91%	1.11%		1.22%	3.42%	(f)
Net investment income (loss)	6.44%	(f)	4.99%	4.77%	5.83%		5.73%	5.89%	(f)
Portfolio turnover rate(g)	12%		38%	56%	45%		43%	44%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

64

Class R4 Shares
	Six Months Ended February 28,		Year Ended August 31,					December 27, 2017(a) through August 31,
	2023		2022	2021	2020		2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$4.70		$5.60	$5.36	$5.50		$5.44	$5.52
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.27	0.28	0.32		0.33	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.11)		(0.82)	0.29	(0.14	)(c)	0.07	(0.07)
Total from investment operations	0.04		(0.55)	0.57	0.18		0.40	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.29)	(0.31)	(0.32)		(0.34)	(0.23)
Distributions from net realized gains	-		(0.06)	(0.02)	-		-	-
Total dividends and distributions	(0.17)		(0.35)	(0.33)	(0.32)		(0.34)	(0.23)
Net asset value, end of period	$4.57		$4.70	$5.60	$5.36		$5.50	$5.44
Total Return(d):	0.88%		(10.28)%	10.93%	3.61%		7.66%	2.71%

Ratios/Supplemental Data:

Net assets, end of period (000)	$32,065		$33,423	$31,793	$19,171		$11,469	$1,963
Average net assets (000)	$32,946		$34,464	$24,783	$14,759		$4,571	$372
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.66%	(f)	0.66%	0.66%	0.66%		0.66%	0.66%	(f)
Expenses before waivers and/or expense reimbursement	0.70%	(f)	0.69%	0.67%	0.79%		1.07%	7.16%	(f)
Net investment income (loss)	6.69%	(f)	5.27%	5.05%	6.10%		6.00%	6.17%	(f)
Portfolio turnover rate(g)	12%		38%	56%	45%		43%	44%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund    65

Financial Highlights   (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28,		Year Ended August 31,
	2023		2022	2021	2020		2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.70		$5.60	$5.36	$5.49		$5.44	$5.57
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.29	0.30	0.33		0.34	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.11)		(0.83)	0.29	(0.12	)(b)	0.06	(0.13)
Total from investment operations	0.05		(0.54)	0.59	0.21		0.40	0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.30)	(0.33)	(0.34)		(0.35)	(0.34)
Distributions from net realized gains	-		(0.06)	(0.02)	-		-	-
Total dividends and distributions	(0.18)		(0.36)	(0.35)	(0.34)		(0.35)	(0.34)
Net asset value, end of period	$4.57		$4.70	$5.60	$5.36		$5.49	$5.44
Total Return(c):	1.02%		(10.03)%	11.24%	4.07%		7.71%	4.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,525,620		$7,494,727	$8,711,897	$8,146,218		$3,022,241	$2,105,086
Average net assets (000)	$7,867,068		$8,544,222	$8,959,961	$4,881,610		$2,462,874	$1,880,226
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.38	%(e)	0.38%	0.38%	0.40%		0.40%	0.42%
Expenses before waivers and/or expense reimbursement	0.38	%(e)	0.38%	0.38%	0.40%		0.40%	0.42%
Net investment income (loss)	6.97	%(e)	5.52%	5.39%	6.29%		6.22%	6.14%
Portfolio turnover rate(f)	12%		38%	56%	45%		43%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

66

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 15 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM High Yield Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

PGIM High Yield Fund    67

Notes to Financial Statements  (unaudited) (continued)

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and

68

provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

PGIM High Yield Fund    69

Notes to Financial Statements  (unaudited) (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon

70

entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a

PGIM High Yield Fund    71

Notes to Financial Statements  (unaudited) (continued)

specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap,

72

represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

PGIM High Yield Fund    73

Notes to Financial Statements  (unaudited) (continued)

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

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Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt

PGIM High Yield Fund    75

Notes to Financial Statements  (unaudited) (continued)

securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.50% of average daily net assets up to and including $250 million;	0.36%

0.475% on the next $500 million of average daily net assets;

0.45% of next $750 million of average daily net assets;

0.425% on next $500 million of average daily net assets;

0.40% on next $500 million of average daily net assets;

0.375% on next $500 million of average daily net assets;

0.35% on average daily net assets over $3 billion

The Manager has contractually agreed, through December 31, 2023, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%

C	—

PGIM High Yield Fund    77

Notes to Financial Statements  (unaudited) (continued)

Class	Expense Limitations
R	—%
Z	—
R2	0.91
R4	0.66
R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through December 31, 2023 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.25%	0.25%	N/A	%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended February 28, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid

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such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$381,615	$4,627
C	—	10,657

PGIM Investments, PGIM, Inc., PMFS, PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Fund also invests in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a fund of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended February 28, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$1,546,708,807	$1,884,277,230

PGIM High Yield Fund    79

Notes to Financial Statements  (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Short-Term Bond Fund(1)(wc)
$ 306,026,153	$6,189,796	$—	$1,025,080	$—	$313,241,029	34,233,992	$6,189,797

PGIM Core Ultra Short Bond Fund(1)(wc)
203,987,905	4,030,163	—	—	—	208,018,068	208,018,068	4,030,162

PGIM Institutional Money Market Fund(1)(b)(wc)
2,848,915,122	1,694,030,265	1,878,440,805	727,875	101,369	2,665,333,826	2,666,133,667	5,108,812	(2)
$3,358,929,180	$1,704,250,224	$1,878,440,805	$1,752,955	$101,369	$3,186,592,923		$15,328,771

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$22,924,895,690	$243,701,842	$(2,914,930,561)	$(2,671,228,719)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat post-October capital losses of approximately $231,074,000 as having been incurred in the following fiscal year (August 31, 2023).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31,

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2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 96,525,000,000 shares of common stock, $0.01 par value per share, 86,450,000,000 of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class	Number of Shares
A	6,000,000,000
B	50,000,000
C	1,000,000,000
R	500,000,000
Z	41,000,000,000
T	300,000,000
R2	300,000,000
R4	300,000,000
R6	37,000,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 28, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	10,904	0.1%
Z	94,645	0.1

PGIM High Yield Fund    81

Notes to Financial Statements  (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	6	59.9

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended February 28, 2023:

Shares sold	20,811,712	$95,970,462

Shares issued in reinvestment of dividends and distributions	10,200,636	46,584,373

Shares purchased	(39,748,976)	(182,483,953)

Net increase (decrease) in shares outstanding before conversion	(8,736,628)	(39,929,118)

Shares issued upon conversion from other share class(es)	2,735,276	12,558,977

Shares purchased upon conversion into other share class(es)	(2,461,309)	(11,362,207)

Net increase (decrease) in shares outstanding	(8,462,661)	$(38,732,348)

Year ended August 31, 2022:

Shares sold	61,237,475	$321,563,033

Shares issued in reinvestment of dividends and distributions	19,457,206	101,013,006

Shares purchased	(96,577,441)	(500,013,944)

Net increase (decrease) in shares outstanding before conversion	(15,882,760)	(77,437,905)

Shares issued upon conversion from other share class(es)	7,387,056	38,138,968

Shares purchased upon conversion into other share class(es)	(5,642,035)	(29,600,757)

Net increase (decrease) in shares outstanding	(14,137,739)	$(68,899,694)

Class C

Six months ended February 28, 2023:

Shares sold	4,178,284	$19,058,624

Shares issued in reinvestment of dividends and distributions	1,477,750	6,745,905

Shares purchased	(5,937,260)	(27,189,287)

Net increase (decrease) in shares outstanding before conversion	(281,226)	(1,384,758)

Shares purchased upon conversion into other share class(es)	(1,572,554)	(7,223,257)
Net increase (decrease) in shares outstanding	(1,853,780)	$(8,608,015)

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Share Class	Shares	Amount

Year ended August 31, 2022:

Shares sold	7,838,533	$41,385,872

Shares issued in reinvestment of dividends and distributions	2,809,553	14,578,084

Shares purchased	(9,451,759)	(48,232,154)

Net increase (decrease) in shares outstanding before conversion	1,196,327	7,731,802

Shares purchased upon conversion into other share class(es)	(3,617,064)	(18,613,183)

Net increase (decrease) in shares outstanding	(2,420,737)	$(10,881,381)

Class R

Six months ended February 28, 2023:

Shares sold	575,178	$2,651,018

Shares issued in reinvestment of dividends and distributions	470,278	2,146,961

Shares purchased	(1,556,269)	(7,134,101)

Net increase (decrease) in shares outstanding	(510,813)	$(2,336,122)

Year ended August 31, 2022:

Shares sold	2,162,763	$11,395,848

Shares issued in reinvestment of dividends and distributions	902,244	4,678,986

Shares purchased	(3,505,263)	(18,044,529)

Net increase (decrease) in shares outstanding	(440,256)	$(1,969,695)

Class Z

Six months ended February 28, 2023:

Shares sold	371,367,922	$1,708,002,072

Shares issued in reinvestment of dividends and distributions	69,537,500	318,354,869

Shares purchased	(544,700,175)	(2,504,139,504)

Net increase (decrease) in shares outstanding before conversion	(103,794,753)	(477,782,563)

Shares issued upon conversion from other share class(es)	3,101,876	14,343,263

Shares purchased upon conversion into other share class(es)	(4,397,185)	(20,023,469)

Net increase (decrease) in shares outstanding	(105,090,062)	$(483,462,769)

Year ended August 31, 2022:

Shares sold	837,126,833	$4,391,796,095

Shares issued in reinvestment of dividends and distributions	150,617,328	784,872,806

Shares purchased	(1,298,474,112)	(6,644,443,872)

Net increase (decrease) in shares outstanding before conversion	(310,729,951)	(1,467,774,971)

Shares issued upon conversion from other share class(es)	8,422,926	44,112,504

Shares purchased upon conversion into other share class(es)	(12,516,094)	(67,904,125)

Net increase (decrease) in shares outstanding	(314,823,119)	$(1,491,566,592)

Class R2

Six months ended February 28, 2023:

Shares sold	722,675	$3,327,085

Shares issued in reinvestment of dividends and distributions	294,981	1,349,190

Shares purchased	(826,790)	(3,803,291)

Net increase (decrease) in shares outstanding	190,866	$872,984

PGIM High Yield Fund    83

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Year ended August 31, 2022:

Shares sold	2,198,934	$11,549,913

Shares issued in reinvestment of dividends and distributions	534,247	2,772,447

Shares purchased	(2,488,512)	(12,756,278)

Net increase (decrease) in shares outstanding	244,669	$1,566,082

Class R4

Six months ended February 28, 2023:

Shares sold	1,319,643	$6,058,389

Shares issued in reinvestment of dividends and distributions	170,539	780,143

Shares purchased	(1,583,572)	(7,245,647)

Net increase (decrease) in shares outstanding	(93,390)	$(407,115)

Year ended August 31, 2022:

Shares sold	3,536,709	$18,627,660

Shares issued in reinvestment of dividends and distributions	270,731	1,397,821

Shares purchased	(2,371,991)	(12,151,541)

Net increase (decrease) in shares outstanding	1,435,449	$7,873,940

Class R6

Six months ended February 28, 2023:

Shares sold	372,790,096	$1,712,756,668

Shares issued in reinvestment of dividends and distributions	53,053,543	242,461,915

Shares purchased	(375,832,685)	(1,726,503,769)

Net increase (decrease) in shares outstanding before conversion	50,010,954	228,714,814

Shares issued upon conversion from other share class(es)	3,028,807	13,684,401

Shares purchased upon conversion into other share class(es)	(432,381)	(1,977,708)

Net increase (decrease) in shares outstanding	52,607,380	$240,421,507

Year ended August 31, 2022:

Shares sold	621,579,180	$3,219,720,029

Shares issued in reinvestment of dividends and distributions	82,624,234	427,791,873

Shares purchased	(671,057,418)	(3,402,182,484)

Net increase (decrease) in shares outstanding before conversion	33,145,996	245,329,418

Shares issued upon conversion from other share class(es)	8,263,910	45,725,501

Shares purchased upon conversion into other share class(es)	(2,284,280)	(11,858,908)

Net increase (decrease) in shares outstanding	39,125,626	$279,196,011

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

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group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/30/2022 -9/28/2023	10/1/2021 –9/29/2022
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed

PGIM High Yield Fund    85

Notes to Financial Statements  (unaudited) (continued)

income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements, and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or

86

stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

PGIM High Yield Fund    87

Notes to Financial Statements  (unaudited) (continued)

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the

88

Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

PGIM High Yield Fund    89

Notes to Financial Statements  (unaudited) (continued)

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

90

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Treasurer and Principal Accounting Officer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM High Yield Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM HIGH YIELD FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PBHAX	PRHCX	JDYRX	PHYZX	PHYEX	PHYGX	PHYQX

CUSIP	74440Y108	74440Y306	74440Y603	74440Y801	74442J604	74442J703	74440Y884

MF110E2

PGIM ESG HIGH YIELD FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:
We hope you find the semiannual report for the PGIM ESG High Yield Fund informative and useful. The report covers performance for the six-month period ended February 28, 2023.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM ESG High Yield Fund

April 14, 2023

PGIM ESG High Yield Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/23 (without sales charges)	Average Annual Total Returns as of 2/28/23 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)

Class A	1.25	-10.58	-11.34 (12/08/2021)

Class C	1.02	-8.99	-9.55 (12/08/2021)

Class Z	1.38	-7.33	-8.68 (12/08/2021)

Class R6	1.57	-7.11	-8.56 (12/08/2021)

Bloomberg US Corporate High Yield 1% Issuer Capped Index

	2.57	-5.39	-5.78

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg US Corporate High Yield 1% Issuer Capped Index—The Bloomberg US Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of US dollar-denominated, non-convertible, fixed rate, non-investment-grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM ESG High Yield Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/23 (%)

AAA	9.5

BBB	6.3

BB	45.6

B	25.4

CCC	8.6

CC	0.2

Not Rated	0.1

Cash/Cash Equivalents	4.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.26	7.46	-55.60

Class C	0.23	6.99	-103.96

Class Z	0.27	7.99	1.29

Class R6	0.28	8.13	7.15

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM ESG High Yield Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM ESG High Yield Fund		Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,012.50	0.81%	$4.04

	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06
Class C	Actual	$1,000.00	$1,010.20	1.51%	$7.53
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55

Class Z	Actual	$1,000.00	$1,013.80	0.55%	$2.75

	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,015.70	0.42%	$2.10

	Hypothetical	$1,000.00	$1,022.71	0.42%	$2.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2023, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 93.6%

ASSET-BACKED SECURITIES 4.1%

Collateralized Loan Obligations
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.888%(c)	01/20/32	250	$247,177
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)	6.738(c)	10/20/31	250	250,332
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	5.955(c)	02/20/30	224	221,912
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.812(c)	04/17/30	218	216,591

TOTAL ASSET-BACKED SECURITIES (cost $934,135)				936,012

CORPORATE BONDS 83.3%

Advertising 0.3%
CMG Media Corp.,
Gtd. Notes, 144A
	8.875	12/15/27	100	67,235

Aerospace & Defense 1.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	50	46,688
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	50	48,956
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	250	247,500

				343,144

Airlines 0.9%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	25	24,470
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	100	95,030

See Notes to Financial Statements.

PGIM ESG High Yield Fund    9

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	04/15/26	50	$47,092
Sr. Sec’d. Notes, 144A	4.625	04/15/29	50	44,397

				210,989

Apparel 0.7%
Hanesbrands, Inc.,
Gtd. Notes, 144A	4.875	05/15/26	25	23,079
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	75	63,327
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	100	80,611

				167,017

Auto Manufacturers 1.3%
Allison Transmission, Inc.,
Gtd. Notes, 144A	3.750	01/30/31	50	41,484
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	200	151,821
Sr. Unsec’d. Notes	4.750	01/15/43	100	73,347
Sr. Unsec’d. Notes	5.291	12/08/46	25	19,547

				286,199

Auto Parts & Equipment 1.0%
Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A	7.000	04/15/28	25	25,000
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27	75	69,192
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	175	141,273

				235,465

Banks 1.1%
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	25	21,347

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198%(ff)	06/01/32	200	$149,728
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	6.125	09/14/23	75	74,662

				245,737

Building Materials 2.2%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	125	90,728
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	25	23,968
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	50	44,938
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28	50	46,750
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A	5.500	02/01/30	25	20,357
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	175	155,366
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	50	38,336
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	25	20,811
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	75	67,329

				508,583

Chemicals 0.9%
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	125	97,001
Diamond BC BV,
Gtd. Notes, 144A	4.625	10/01/29	25	20,613
SK Invictus Intermediate II Sarl (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	10/30/29	100	79,514

				197,128

Commercial Services 8.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	200	190,111

See Notes to Financial Statements.

PGIM ESG High Yield Fund    11

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625%	06/01/28	200	$165,000
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	5.625	04/15/26	125	117,737
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27	225	205,673
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.375	03/01/29	75	67,922
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	75	68,212
Gartner, Inc.,
Gtd. Notes, 144A	3.750	10/01/30	100	85,030
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	50	47,111
Hertz Corp. (The),
Gtd. Notes, 144A	5.000	12/01/29	125	103,762
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	225	182,305
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28	150	113,344
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	100	89,128
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	475	398,895
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A	9.750	08/15/26	150	150,839

				1,985,069

Computers 1.9%
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26	200	182,500
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	50	39,563
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	125	108,307
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	100	99,023

				429,393

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Distribution/Wholesale 0.8%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
	3.875%	12/15/28	200	$172,238

Diversified Financial Services 5.0%
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	200	169,395
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	150	88,830
LFS Topco LLC,
Gtd. Notes, 144A	5.875	10/15/26	50	43,184
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.375	05/15/31	125	108,396
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	225	174,012
Gtd. Notes, 144A	5.500	08/15/28	200	170,112
Navient Corp.,
Sr. Unsec’d. Notes	5.500	03/15/29	50	42,396
OneMain Finance Corp.,
Gtd. Notes	6.625	01/15/28	125	116,401
Gtd. Notes	7.125	03/15/26	75	73,320
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.375	10/15/25	125	113,977
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	4.000	10/15/33	50	36,999

				1,137,022

Electrical Components & Equipment 0.6%
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.750	06/15/28	50	43,634
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.250	06/15/28	100	101,606

				145,240

Electronics 0.1%
Likewize Corp.,
Sr. Sec’d. Notes, 144A
	9.750	10/15/25	25	23,422

See Notes to Financial Statements.

PGIM ESG High Yield Fund    13

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Engineering & Construction 0.5%
TopBuild Corp.,
Gtd. Notes, 144A
	3.625%	03/15/29	125	$104,405

Environmental Control 0.9%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	125	108,750
Gtd. Notes, 144A	4.375	08/15/29	100	86,250

				195,000

Foods 3.0%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29	50	42,421
Gtd. Notes, 144A	6.500	02/15/28	25	24,856
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	75	67,923
Gtd. Notes	5.250	09/15/27	75	60,513
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25	125	121,788
Sr. Sec’d. Notes, 144A	4.625	11/15/28	50	43,616
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	25	20,449
Gtd. Notes	5.200	07/15/45	25	23,095
Gtd. Notes	5.500	06/01/50	100	95,628
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	25	22,026
Gtd. Notes, 144A	4.375	01/31/32	75	65,930
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	50	43,364
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	75	63,353

				694,962

Gas 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	75	69,385
Sr. Unsec’d. Notes	5.875	08/20/26	50	47,149

				116,534

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products 1.1%
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000%	02/15/30	50	$42,398
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	125	104,235
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	125	102,641

				249,274

Healthcare-Services 3.6%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	100	75,728
Gtd. Notes, 144A	4.625	06/01/30	125	102,982
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	7.250	11/01/25	150	134,379
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A	9.750	12/01/26	225	191,750
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28	75	69,416
Sr. Sec’d. Notes	4.250	06/01/29	150	131,330
Sr. Unsec’d. Notes	6.875	11/15/31	125	115,734

				821,319

Home Builders 7.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	125	113,241
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	133,404
Gtd. Notes	7.250	10/15/29	75	67,283
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27	50	43,751
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	75	57,938
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	200	194,782
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	125	108,273
KB Home,
Gtd. Notes	4.000	06/15/31	175	142,996
Gtd. Notes	4.800	11/15/29	25	21,955
Gtd. Notes	6.875	06/15/27	50	49,992

See Notes to Financial Statements.

PGIM ESG High Yield Fund    15

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
M/I Homes, Inc.,
Gtd. Notes	4.950%	02/01/28	150	$134,852
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	200	165,750
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	75	71,543
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	25	22,228
Sr. Unsec’d. Notes	4.750	04/01/29	100	87,929
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	7.500	02/15/26	50	43,750
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	50	47,194
Gtd. Notes, 144A	5.875	06/15/27	75	71,838
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	50	44,110
Tri Pointe Homes, Inc.,
Gtd. Notes	5.700	06/15/28	150	139,989

				1,762,798

Household Products/Wares 0.3%
ACCO Brands Corp.,
Gtd. Notes, 144A
	4.250	03/15/29	75	61,402

Housewares 0.7%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	125	100,498
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29	100	64,848

				165,346

Internet 0.4%
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A
	5.000	04/15/25	100	97,090

Iron/Steel 0.6%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	100	97,618

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125%	01/15/30	25	$21,830
Sr. Unsec’d. Notes	4.375	03/15/32	25	21,542

				140,990

Lodging 0.2%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
	3.625	02/15/32	50	41,033

Machinery-Construction & Mining 0.3%
Terex Corp.,
Gtd. Notes, 144A
	5.000	05/15/29	75	68,830

Machinery-Diversified 0.9%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	25	26,129
Sr. Sec’d. Notes, 144A	7.500	01/01/30	25	25,383
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.625	12/15/28	50	40,824
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	10.125	08/01/24	125	121,436

				213,772

Media 10.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	475	381,088
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	225	204,056
CSC Holdings LLC,
Gtd. Notes, 144A	4.125	12/01/30	200	143,406
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	107,671
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	133,790
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $69,525; purchased 01/19/22 - 06/03/22)(f)	6.625	08/15/27	285	7,427
Sec’d. Notes, 144A (original cost $107,008; purchased 01/10/22 - 08/30/22)(f)	5.375	08/15/26	299	33,325

See Notes to Financial Statements.

PGIM ESG High Yield Fund    17

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes	5.000%	03/15/23	75	$74,993
Gtd. Notes	5.125	06/01/29	85	50,243
Gtd. Notes	7.375	07/01/28	50	34,217
Gtd. Notes	7.750	07/01/26	125	96,941
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	75	76,048
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	100	90,668
iHeartCommunications, Inc.,
Sr. Sec’d. Notes	6.375	05/01/26	50	47,101
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A	5.375	08/15/27	105	96,463
Nexstar Media, Inc.,
Gtd. Notes, 144A	5.625	07/15/27	75	69,653
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	125	93,624
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	75	35,270
Sinclair Television Group, Inc.,
Gtd. Notes, 144A (original cost $72,563; purchased 12/08/21)(f)	5.125	02/15/27	75	65,640
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25	100	97,312
Sr. Sec’d. Notes, 144A	6.625	06/01/27	100	95,306
Videotron Ltd. (Canada),
Gtd. Notes, 144A	5.125	04/15/27	75	70,125
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	200	164,500

				2,268,867

Mining 0.5%
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
	6.125	04/01/29	125	110,000

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.7%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625%	07/01/27	50	$47,902
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	125	109,896

				157,798

Oil & Gas 3.8%
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	75	68,624
Gtd. Notes, 144A	7.625	02/01/29	100	101,114
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	50	48,852
Gtd. Notes, 144A	5.875	02/01/29	100	93,524
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/14/27	75	74,399
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	125	107,501
Gtd. Notes, 144A	6.750	03/01/29	25	23,004
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	50	48,801
Gtd. Notes, 144A	4.750	02/15/30	25	22,381
Southwestern Energy Co.,
Gtd. Notes	5.375	03/15/30	150	137,104
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	04/30/30	150	130,208

				855,512

Packaging & Containers 1.0%
Graphic Packaging International LLC,
Gtd. Notes	4.125	08/15/24	25	24,420
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	50	43,303
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	150	130,108
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	25	20,258
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	19	18,532

				236,621

See Notes to Financial Statements.

PGIM ESG High Yield Fund    19

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 2.4%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625%	08/01/29	125	$104,954
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	200	87,000
Gtd. Notes, 144A	5.250	01/30/30	300	129,000
Gtd. Notes, 144A	9.000	12/15/25	25	19,875
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	200	176,461
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	50	40,194

				557,484

Pipelines 2.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	125	112,789
Gtd. Notes, 144A	5.750	03/01/27	50	47,213
Cheniere Energy Partners LP,
Gtd. Notes	4.000	03/01/31	150	129,562
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes	4.625	10/15/28	125	115,822
CNX Midstream Partners LP,
Gtd. Notes, 144A	4.750	04/15/30	100	82,114
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	25	24,507
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	23,915

				535,922

Real Estate 2.2%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	7.875	11/15/25	100	90,514
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	5.750	12/01/25	200	197,555
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28	150	135,901
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	75	60,466
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A	5.750	01/15/29	25	17,992

				502,428

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 3.7%
Diversified Healthcare Trust,
Gtd. Notes	4.375%	03/01/31		75	$52,528
Gtd. Notes	9.750	06/15/25		125	121,287
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	4.625	08/01/29		50	37,389
Gtd. Notes	5.000	10/15/27		100	82,555
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25		100	100,505
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29		225	185,354
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/25		215	219,233
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	10.500	02/15/28		50	50,015

					848,866

Retail 4.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28		125	111,511
At Home Group, Inc.,
Gtd. Notes, 144A	7.125	07/15/29		100	62,243
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27		25	18,021
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		50	48,782
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	6.250	10/30/25	EUR	100	93,322
Foundation Building Materials, Inc.,
Gtd. Notes, 144A	6.000	03/01/29		150	119,140
Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31		100	71,465
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29		50	35,667
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29		50	40,864
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29		100	69,971

See Notes to Financial Statements.

PGIM ESG High Yield Fund    21

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750%	05/01/29	80	$67,986
SRS Distribution, Inc.,
Gtd. Notes, 144A	6.000	12/01/29	50	41,676
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	100	95,075
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A	4.500	03/15/29	150	129,840
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28	50	45,374

				1,050,937

Software 1.0%
Black Knight InfoServ LLC,
Gtd. Notes, 144A	3.625	09/01/28	75	65,596
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A	7.125	10/02/25	72	71,454
Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	75	69,000
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A	5.000	12/15/29	15	12,508

				218,558

Telecommunications 3.3%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25	105	26,003
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	200	187,000
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30	100	87,000
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.625	09/15/27	25	18,678
Sr. Sec’d. Notes, 144A	3.400	03/01/27	75	63,176
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32	50	59,501

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sprint LLC,
Gtd. Notes	7.625%	02/15/25	275	$281,895
Zayo Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	35	22,102

				745,355

TOTAL CORPORATE BONDS (cost $22,276,033)				18,974,984

FLOATING RATE AND OTHER LOANS 1.0%

Housewares 0.4%
SWF Holdings I Corp.,
Initial Term Loan, 3 Month LIBOR + 4.000%	8.753(c)	10/06/28	99	85,396

Media 0.1%
Diamond Sports Group LLC,
First Lien Term Loan, 3 Month SOFR + 8.150%	12.775(c)	05/25/26	34	31,893

Software 0.5%
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.930(c)	07/14/28	117	100,960

Telecommunications 0.0%
MLN US Holdco LLC,
Initial Term Loan, 6 Month SOFR + 6.440%	10.894(c)	10/18/27	2	1,842
Initial Term Loan (Second Out (1st Lien Roll-Up)), 6 Month SOFR + 6.700%^	11.154(c)	10/18/27	4	3,066
Term Loan, 6 Month SOFR + 0.000%	13.704(c)	10/18/27	1	592

				5,500

TOTAL FLOATING RATE AND OTHER LOANS (cost $255,347)				223,749

U.S. TREASURY OBLIGATIONS 5.2%
U.S. Treasury Notes(k)	2.750	04/30/27	628	591,007

See Notes to Financial Statements.

PGIM ESG High Yield Fund    23

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	4.250%	09/30/24	615	$608,057

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,237,483)				1,199,064

TOTAL LONG-TERM INVESTMENTS (cost $24,702,998)				21,333,809

			Shares

SHORT-TERM INVESTMENTS 4.8%

AFFILIATED MUTUAL FUNDS 2.5%
PGIM Core Short-Term Bond Fund(wf)			36,599	334,879
PGIM Core Ultra Short Bond Fund(wf)			230,562	230,562

TOTAL AFFILIATED MUTUAL FUNDS (cost $563,987)				565,441

UNAFFILIATED FUND 2.3%
Dreyfus Government Cash Management (Institutional Shares) (cost $520,155)			520,155	520,155

TOTAL SHORT-TERM INVESTMENTS (cost $1,084,142)				1,085,596

TOTAL INVESTMENTS 98.4% (cost $25,787,140)				22,419,405
Other assets in excess of liabilities(z) 1.6%				365,107

NET ASSETS 100.0%				$22,784,512

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro
USD—US Dollar
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CGM—Citigroup Global Markets, Inc.
CLO—Collateralized Loan Obligation
iBoxx—Bond Market Indices
JPS—J.P. Morgan Securities LLC
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC

See Notes to Financial Statements.

24

OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination
TD—The Toronto-Dominion Bank

# Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^ Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,066 and 0.0% of net assets.
(c) Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2023.

(f) Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $249,096. The aggregate value of $106,392 is 0.5% of net assets.

(ff) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k) Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wf) PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund.
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1	2 Year U.S.Treasury Notes	Jun. 2023	$203,727	$(454)
7	5 Year U.S.Treasury Notes	Jun. 2023	749,383	(4,193)
3	10 Year U.S. Treasury Notes	Jun. 2023	334,969	(796)
2	20 Year U.S. Treasury Bonds	Jun. 2023	250,438	(1,581)
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	135,063	(1,414)

				$(8,438)

Forward foreign currency exchange contracts outstanding at February 28, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/02/23	TD	EUR	98	$103,746	$103,138	$—	$(608)

See Notes to Financial Statements.

PGIM ESG High Yield Fund    25

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Forward foreign currency exchange contracts outstanding at February 28, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/02/23	MSI	EUR	98	$106,227	$103,138	$3,089	$—
Expiring 04/04/23	TD	EUR	98	103,951	103,346	605	—

				$210,178	$206,484	3,694	—

						$3,694	$(608)

Credit default swap agreements outstanding at February 28, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2023(4)	Value at Trade Date	Value at February 28, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.39.V1	12/20/27	5.000%(Q)	298	4.611%	$572	$7,293	$6,721

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap

See Notes to Financial Statements.

26

agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at February 28, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1Day SOFR(Q)/ 4.550%	BNP	06/20/23	(200)	$8,558	$—	$8,558
iBoxx US Dollar Liquid Investment Grade Index(T)	1Day SOFR(Q)/ 4.550%	BNP	09/20/23	(200)	8,429	—	8,429

					$16,987	$—	$16,987

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$16,987	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$223,039
JPS	—	157,163

Total	$—	$380,202

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

PGIM ESG High Yield Fund    27

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$936,012	$—
Corporate Bonds	—	18,974,984	—
Floating Rate and Other Loans	—	220,683	3,066
U.S. Treasury Obligations	—	1,199,064	—
Short-Term Investments
Affiliated Mutual Funds	565,441	—	—
Unaffiliated Fund	520,155	—	—

Total	$1,085,596	$21,330,743	$3,066

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$3,694	$—
Centrally Cleared Credit Default Swap Agreement	—	6,721	—
OTC Total Return Swap Agreements	—	16,987	—

Total	$—	$27,402	$—

Liabilities
Futures Contracts	$(8,438)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(608)	—

Total	$(8,438)	$(608)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2023 were as follows:

Media	10.1%
Commercial Services	8.7
Home Builders	7.7
U.S. Treasury Obligations	5.2
Diversified Financial Services	5.0

Retail	4.6%
Collateralized Loan Obligations	4.1
Oil & Gas	3.8
Real Estate Investment Trusts (REITs)	3.7
Healthcare-Services	3.6

See Notes to Financial Statements.

28

Industry Classification (continued):

Telecommunications	3.3%
Foods	3.0
Affiliated Mutual Funds	2.5
Pharmaceuticals	2.4
Pipelines	2.4
Unaffiliated Fund	2.3
Building Materials	2.2
Real Estate	2.2
Computers	1.9
Aerospace & Defense	1.5
Software	1.5
Auto Manufacturers	1.3
Housewares	1.1
Healthcare-Products	1.1
Banks	1.1
Packaging & Containers	1.0
Auto Parts & Equipment	1.0
Machinery-Diversified	0.9
Airlines	0.9
Chemicals	0.9

Environmental Control	0.9%
Distribution/Wholesale	0.8
Apparel	0.7
Miscellaneous Manufacturing	0.7
Electrical Components & Equipment	0.6
Iron/Steel	0.6
Gas	0.5
Mining	0.5
Engineering & Construction	0.5
Internet	0.4
Machinery-Construction & Mining	0.3
Advertising	0.3
Household Products/Wares	0.3
Lodging	0.2
Electronics	0.1

98.4
Other assets in excess of liabilities	1.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$6,721	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,694		Unrealized depreciation on OTC forward foreign currency exchange contracts	608
Interest rate contracts	—	—		Due from/to broker-variation margin futures	8,438	*

See Notes to Financial Statements.

PGIM ESG High Yield Fund    29

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on OTC swap agreements	$16,987	—	$—

		$27,402		$9,046

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$29,466
Foreign exchange contracts	—	(4,943)	—
Interest rate contracts	(96,659)	—	(2,008)

Total	$(96,659)	$(4,943)	$27,458

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$7,519
Foreign exchange contracts	—	901	—
Interest rate contracts	(2,561)	—	16,987

Total	$(2,561)	$901	$24,506

For the six months ended February 28, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$1,580,027
Futures Contracts - Short Positions (1)	38,969
Forward Foreign Currency Exchange Contracts - Purchased (2)	102,590
Forward Foreign Currency Exchange Contracts - Sold (2)	208,089
Credit Default Swap Agreements - Buy Protection (1)	153,333
Credit Default Swap Agreements - Sell Protection (1)	619,158

See Notes to Financial Statements.

30

Derivative Contract Type	Average Volume of Derivative Activities*

Total Return Swap Agreements (1)	$ 133,333

*	Average volume is based on average quarter end balances as noted for the six months ended February 28, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$16,987	$—	$16,987	$—	$16,987
MSI	3,089	—	3,089	—	3,089
TD	605	(608)	(3)	—	(3)

	$20,681	$(608)	$20,073	$—	$20,073

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM ESG High Yield Fund    31

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2023

Assets

Investments at value:
Unaffiliated investments (cost $25,223,153)	$21,853,964
Affiliated investments (cost $563,987)	565,441
Foreign currency, at value (cost $141)	136
Dividends and interest receivable	365,762
Receivable for investments sold	70,836
Unrealized appreciation on OTC swap agreements	16,987
Due from Manager	12,115
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,694
Prepaid expenses and other assets	6,932

Total Assets	22,895,867

Liabilities

Payable for investments purchased	51,248
Audit fee payable	22,563
Custodian and accounting fees payable	15,283
Offering fees payable	10,972
Registration fees payable	7,842
Directors’ fees payable	1,659
Unrealized depreciation on OTC forward foreign currency exchange contracts	608
Payable for Fund shares purchased	352
Due to broker—variation margin swaps	287
Due to broker—variation margin futures	219
Affiliated transfer agent fee payable	186
Accrued expenses and other liabilities	114
Distribution fee payable	14
Dividends payable	8

Total Liabilities	111,355

Net Assets	$22,784,512

Net assets were comprised of:
Common stock, at par	$27,354
Paid-in capital in excess of par	27,041,213
Total distributable earnings (loss)	(4,284,055)

Net assets, February 28, 2023	$22,784,512

See Notes to Financial Statements.

32

Class A

Net asset value and redemption price per share, ($ 23,820 ÷ 2,858 shares of common stock issued and outstanding)	$8.33
Maximum sales charge (3.25% of offering price)	0.28

Maximum offering price to public	$8.61

Class C

Net asset value, offering price and redemption price per share, ($ 11,502 ÷ 1,381 shares of common stock issued and outstanding)	$8.33

Class Z

Net asset value, offering price and redemption price per share, ($ 341,342 ÷ 40,969 shares of common stock issued and outstanding)	$8.33

Class R6

Net asset value, offering price and redemption price per share, ($ 22,407,848 ÷ 2,690,231 shares of common stock issued and outstanding)	$8.33

See Notes to Financial Statements.

PGIM ESG High Yield Fund    33

Statement of Operations  (unaudited)

Six Months Ended February 28, 2023

Net Investment Income (Loss)
Income
Interest income	$646,105
Unaffiliated dividend income	15,528
Affiliated dividend income	11,084

Total income	672,717

Expenses
Management fee	55,754
Distribution fee(a)	91
Registration fees(a)	32,816
Custodian and accounting fees	23,787
Audit fee	22,563
Professional fees	10,934
Fund data services	9,169
Shareholders’ reports	7,059
Offering fees	5,128
Directors’ fees	4,959
SEC registration fees	1,339
Transfer agent’s fees and expenses (including affiliated expense of $547)(a)	874
Miscellaneous	5,113

Total expenses	179,586
Less: Fee waiver and/or expense reimbursement(a)	(133,467)

Net expenses	46,119

Net investment income (loss)	626,598

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(199,394)
Futures transactions	(96,659)
Forward currency contract transactions	(4,943)
Swap agreement transactions	27,458
Foreign currency transactions	161

(273,377)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,096)	(33,341)
Futures	(2,561)
Forward currency contracts	901
Swap agreements	24,506
Foreign currencies	136

(10,359)

Net gain (loss) on investment and foreign currency transactions	(283,736)

Net Increase (Decrease) In Net Assets Resulting From Operations	$342,862

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	35	56	—	—
Registration fees	9,353	9,305	9,517	4,641
Transfer agent’s fees and expenses	330	60	382	102
Fee waiver and/or expense reimbursement	(9,789)	(9,411)	(11,582)	(102,685)

See Notes to Financial Statements.

34

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended February 28, 2023	December 08, 2021* through August 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$626,598	$748,760
Net realized gain (loss) on investment and foreign currency transactions	(273,377)	(374,601)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(10,359)	(3,339,020)

Net increase (decrease) in net assets resulting from operations	342,862	(2,964,861)

Dividends and Distributions
Distributions from distributable earnings
Class A	(871)	(1,583)
Class C	(317)	(376)
Class Z	(14,552)	(7,086)
Class R6	(733,543)	(912,589)

	(749,283)	(921,634)

Fund share transactions
Net proceeds from shares sold	268,195	25,433,669
Net asset value of shares issued in reinvestment of dividends and distributions	749,210	921,441
Cost of shares purchased	(229,151)	(65,936)

Net increase (decrease) in net assets from Fund share transactions	788,254	26,289,174

Total increase (decrease)	381,833	22,402,679

Net Assets:
Beginning of period	22,402,679	—

End of period	$22,784,512	$22,402,679

*	Commencement of operations.

See Notes to Financial Statements.

PGIM ESG High Yield Fund    35

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended February 28, 2023		December 08, 2021(a) through August 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.49		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.11)		(1.45)
Total from investment operations	0.10		(1.18)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.33)
Net asset value, end of period	$8.33		$8.49
Total Return(c):	1.25%		(11.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24		$45
Average net assets (000)	$28		$43
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.80	%(e)	0.80	%(f)
Expenses before waivers and/or expense reimbursement	70.77	%(e)	64.44	%(f)
Net investment income (loss)	5.20	%(e)	4.07	%(f)
Portfolio turnover rate(g)	7%		24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class C Shares
	Six Months Ended February 28, 2023		December 08, 2021(a) through August 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.48		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.11)		(1.45)
Total from investment operations	0.08		(1.23)
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.29)
Net asset value, end of period	$8.33		$8.48
Total Return(c):	1.02%		(12.48)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$11
Average net assets (000)	$11		$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.50	%(e)	1.50	%(f)
Expenses before waivers and/or expense reimbursement	168.98	%(e)	222.32	%(f)
Net investment income (loss)	4.54	%(e)	3.28	%(f)
Portfolio turnover rate(g)	7%		24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG High Yield Fund    37

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28, 2023		December 08, 2021(a) through August 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.49		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.12)		(1.45)
Total from investment operations	0.11		(1.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.35)
Net asset value, end of period	$8.33		$8.49
Total Return(c):	1.38%		(11.76)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$341		$271
Average net assets (000)	$441		$176
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.54	%(e)	0.54	%(f)
Expenses before waivers and/or expense reimbursement	5.84	%(e)	16.33	%(f)
Net investment income (loss)	5.51	%(e)	4.52	%(f)
Portfolio turnover rate(g)	7%		24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class R6 Shares
	Six Months Ended February 28, 2023		December 08, 2021(a) through August 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.48		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.10)		(1.45)
Total from investment operations	0.13		(1.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.36)
Net asset value, end of period	$8.33		$8.48
Total Return(c):	1.57%		(11.78)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,408		$22,076
Average net assets (000)	$22,006		$23,304
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.41	%(e)	0.41	%(f)
Expenses before waivers and/or expense reimbursement	1.35	%(e)	1.34	%(f)
Net investment income (loss)	5.62	%(e)	4.35	%(f)
Portfolio turnover rate(g)	7%		24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG High Yield Fund    39

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 15 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM ESG High Yield Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

40

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM ESG High Yield Fund    41

Notes to Financial Statements  (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

42

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

PGIM ESG High Yield Fund    43

Notes to Financial Statements  (unaudited) (continued)

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

44

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from

PGIM ESG High Yield Fund    45

Notes to Financial Statements  (unaudited) (continued)

counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the

46

Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends.

PGIM ESG High Yield Fund    47

Notes to Financial Statements  (unaudited) (continued)

Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.50% of average daily net assets up to and including $250 million;	0.50%

0.475% on the next $500 million of average daily net assets;

0.45% on the next $750 million of average daily net assets;

0.425% on the next $500 million of average daily net assets;

0.40% on the next $500 million of average daily net assets;

0.375% on the next $500 million of average daily net assets; and
0.35% of average daily net assets over $3 billion.

The Manager has contractually agreed, through December 31, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

PGIM ESG High Yield Fund    49

Notes to Financial Statements  (unaudited) (continued)

realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.80%
C	1.50
Z	0.54
R6	0.41

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	025%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended February 28, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$153	$—

C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Fund may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a fund of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds. In addition to the realized and unrealized gains on investments in the Core Funds, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$2,991,271	$1,566,553

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Short-Term Bond Fund(1)(wf)
$327,166	$ 6,617	$—	$1,096	$—	$334,879	36,599	$ 6,617

PGIM ESG High Yield Fund    51

Notes to Financial Statements  (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund(1)(wf)
$226,095	$4,467	$—	$ —	$—	$230,562	230,562	$ 4,467
$553,261	$11,084	$—	$1,096	$—	$565,441		$11,084

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wf)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$25,792,166	$65,697	$(3,420,102)	$(3,354,405)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2022 of approximately $409,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis

52

approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 96,525,000,000 shares of common stock, $0.01 par value per share, 1,500,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	200,000,000
C	300,000,000
Z	600,000,000
R6	400,000,000

As of February 28, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	1,070	37.4%
C	1,061	76.8
Z	1,074	2.6
R6	2,690,231	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	98.3%
Unaffiliated	—	—

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2023:
Shares sold	673	$5,630
Shares issued in reinvestment of dividends and distributions	103	855
Shares purchased	(3,174)	(26,657)
Net increase (decrease) in shares outstanding	(2,398)	$(20,172)

PGIM ESG High Yield Fund    53

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Period ended August 31, 2022*:
Shares sold	12,578	$118,125
Shares issued in reinvestment of dividends and distributions	155	1,395
Shares purchased	(7,477)	(65,936)
Net increase (decrease) in shares outstanding	5,256	$53,584

Class C
Six months ended February 28, 2023:
Shares issued in reinvestment of dividends and distributions	38	$317
Net increase (decrease) in shares outstanding	38	$317

Period ended August 31, 2022*:
Shares sold	1,301	$13,000
Shares issued in reinvestment of dividends and distributions	42	376
Net increase (decrease) in shares outstanding	1,343	$13,376

Class Z
Six months ended February 28, 2023:
Shares sold	31,529	$262,565
Shares issued in reinvestment of dividends and distributions	1,747	14,502
Shares purchased	(24,243)	(202,494)
Net increase (decrease) in shares outstanding	9,033	$74,573

Period ended August 31, 2022*:
Shares sold	31,128	$292,554
Shares issued in reinvestment of dividends and distributions	808	7,081
Net increase (decrease) in shares outstanding	31,936	$299,635

Class R6
Six months ended February 28, 2023:
Shares issued in reinvestment of dividends and distributions	88,410	$733,536
Net increase (decrease) in shares outstanding	88,410	$733,536

Period ended August 31, 2022*:
Shares sold	2,501,000	$25,009,990
Shares issued in reinvestment of dividends and distributions	100,821	912,589
Net increase (decrease) in shares outstanding	2,601,821	$25,922,579

*	Commencement of operations was December 08, 2021.

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8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and NAV.

PGIM ESG High Yield Fund    55

Notes to Financial Statements  (unaudited) (continued)

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

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Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

ESG Methodology Risk: Because the subadviser utilizes screens and other exclusionary tools in its ESG methodology, this may result in the Fund forgoing opportunities to make certain investments when it might otherwise be advantageous to do so, or sell investments based on its ESG methodology criteria when it might be otherwise disadvantageous for it to do so. In evaluating an issuer, the subadviser is dependent upon information and data, including from third party data providers, that may be incomplete, inaccurate, or unavailable, or that may present conflicting information and data with respect to an issuer, which in each case could cause the subadviser to incorrectly assess an issuer’s business practices with respect to ESG. Issuers that are a assigned a higher ESG Impact Rating by the subadviser may underperform similar issuers that have a lower ESG Impact Rating and/or may underperform the market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. ESG Impact Ratings are inherently subjective and the subadviser’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG Impact Ratings may differ from that of other funds or an investor. As a result, the Fund may invest in issuers that do not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States.

PGIM ESG High Yield Fund    57

Notes to Financial Statements  (unaudited) (continued)

Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The

58

non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets

PGIM ESG High Yield Fund    59

Notes to Financial Statements  (unaudited) (continued)

and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

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The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

PGIM ESG High Yield Fund    61

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800)225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Treasurer and Principal Accounting Officer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM ESG High Yield Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ESG HIGH YIELD FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PGANX	PGAUX	PGAVX	PGAQX

CUSIP	74442J802	74442J885	74442J877	74442J869

MF249E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15

By:	/s/Andrew R. French
Andrew R. French
Secretary

Date:	April 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 17, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 17, 2023